As filed with the Securities and Exchange Commission on July 15, 1997

                                                              1933 Act File No.
                                                              1940 Act File No.


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ X ]
            Pre-Effective Amendment No.    ______                        [   ]
            Post-Effective Amendment No.   __14__                        [ X ]

                                               and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ X ]
            Amendment No.                  __15__

                        (Check appropriate box or boxes.)

                              HERITAGE SERIES TRUST
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (813) 573-3800

                           STEPHEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing  pursuant to paragraph (b)
     [ ]  on (date) pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1)
     [X]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

     If   appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed a notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, on or about December 16, 1996.

                                 Page 1 of Pages
                          Exhibit Index Appears on Page

                              HERITAGE SERIES TRUST

                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement

            Cross Reference Sheet

            Prospectus for the Mid Cap Growth Fund

            Statement of Additional Information for the Mid Cap Growth Fund

            Part C of Form N-1A

            Signature Page

            Exhibits


                             HERITAGE SERIES TRUST:
                               MID CAP GROWTH FUND

                         FORM N-1A CROSS-REFERENCE SHEET


PART A ITEM NO.                          PROSPECTUS CAPTION
---------------                          ------------------
1.   Cover Page                              Cover Page

2.   Synopsis                                Total Fund Expenses

3.   Condensed Financial Information         Inapplicable

4.   General Description of the              Cover  Page;  About the Trust and the Fund;  Investment
     Registrant                              Objective, Policies and Risk Factors

5.   Management of the Fund                  Management of the Trust

5A.  Management's Discussion of              Inapplicable
     Fund Performance

6.   Capital   Stock  and  Other             Cover  Page;  About  the  Trust  and the Fund;
     Securities                              Management  of the Trust;  Choosing a Class of
                                             Shares;  Dividends  and  Other  Distributions;
                                             Taxes; Shareholder Information

7.   Purchase of Securities                  Net Asset Value; Purchase Procedures;  Minimum
     Being Offered                           Investment    Required/Accounts    with    Low
                                             Balances;   Systematic   Investment  Programs;
                                             Retirement Plans;  Choosing a Class of Shares;
                                             What Class A Shares  Will  Cost;  What Class C
                                             Shares Will Cost; Distribution Plans

8.   Redemption or Repurchase                Minimum Investment  Required/Accounts With Low
                                             Balances;  How  to  Redeem  Shares;  Receiving
                                             Payment; Exchange Privilege

9.   Pending Legal Proceedings               Inapplicable





                                             STATEMENT OF ADDITIONAL
PART B ITEM NO.                              INFORMATION CAPTION
---------------                              -----------------------

10.  Cover Page                              Cover Page

11.  Table of Contents                       Table of Contents

12.  General Information and                 General Information
     History

13.  Investment Objectives and               Investment   Information   -   Investment   Objectives,
     Policies                                Investment  Policies,   Industry   Classifications  and
                                             Hedging Strategies; Investment Limitations

14.  Management of the Fund                  Management of the Fund

15.  Control Persons and                     Five Percent Shareholders
     Principal Holders of Securities

16.  Investment Advisory and                 Management of the Fund; Investment Adviser
     Other Services                          and  Administrator;  Subadviser;  Distribution
                                             of Shares; Administration of the Fund

17.  Brokerage Allocation and Other          Brokerage Practices
     Practices

18.  Capital Stock and Other                 General   Information;   Fund  Information;   Potential
     Securities                              Liability

19.  Purchase, Redemption and Pricing        Net  Asset  Value;  Investing  in the  Fund;  Redeeming
     of Securities Being Offered             Shares; Exchange Privilege

20.  Tax Status                              Taxes

21.  Underwriters                            Fund Information-Distribution of Shares

22.  Calculation of Performance Data         Performance Information

23.   Financial Statements                   Inapplicable



PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                             SUBJECT TO COMPLETION
                PRELIMINARY PROSPECTUS DATED             , 1997

                        HERITAGE SERIES TRUST(TM) (LOGO)
                              MID CAP GROWTH FUND

     Heritage Series Trust-Mid Cap Growth Fund (the "Fund") is a mutual fund seeking long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies with medium sized market capitalization that the Fund's portfolio manager believes have above average growth potential. The Fund offers two classes of shares, Class A shares (sold subject to a front-end sales load) and Class C shares (sold subject to a contingent deferred sales load).

     This Prospectus contains information that should be read before investing in the Fund and should be kept for future reference. A Statement of Additional
Information dated             , 1997 relating to the Fund has been filed with
the Securities and Exchange Commission and is incorporated by reference in this Prospectus. A copy of the Statement of Additional Information is available free of charge and shareholder inquiries can be made by writing to Heritage Asset Management, Inc. or by calling (800) 421-4184.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS THE
  SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
     PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                     HERITAGE ASSET MANAGEMENT, INC. (LOGO)
                       Registered Investment Advisor--SEC

                              880 Carillon Parkway
                         St. Petersburg, Florida 33716
                                 (800) 421-4184

                      Prospectus Dated             , 1997

TABLE OF CONTENTS
================================================================================

GENERAL INFORMATION.........................................      1
  About the Trust and the Fund..............................      1
  Total Fund Expenses.......................................      1
  Investment Objective, Policies and Risk Factors...........      2
  Net Asset Value...........................................      4
  Performance Information...................................      4

INVESTING IN THE FUND.......................................      5
  Purchase Procedures.......................................      5
  Minimum Investment Required/Accounts With Low Balances....      6
  Systematic Investment Programs............................      7
  Retirement Plans..........................................      7
  Choosing a Class of Shares................................      7
  What Class A Shares Will Cost.............................      8
  What Class C Shares Will Cost.............................      9
  How to Redeem Shares......................................     10
  Receiving Payment.........................................     11
  Exchange Privilege........................................     12

MANAGEMENT OF THE FUND......................................     13

SHAREHOLDER AND ACCOUNT POLICIES............................     15
  Dividends and Other Distributions.........................     15
  Distribution Plans........................................     15
  Taxes.....................................................     16
  Shareholder Information...................................     17

                                   Prospectus

                              GENERAL INFORMATION

ABOUT THE TRUST AND THE FUND
================================================================================

     Heritage Series Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated October 28, 1992. The Trust is an open-end diversified management investment company that currently offers its shares in five separate investment portfolios. The Fund is designed for individuals, institutions and fiduciaries whose investment objective is long-term capital appreciation. The Fund offers two classes of shares, Class A shares ("A Shares") and Class C shares ("C Shares"). The Fund requires a minimum initial investment of $1,000, except for certain investment plans for which lower limits apply. See "Investing in the Fund". To obtain information about any of the Trust's other portfolios, call (800) 421-4184.

TOTAL FUND EXPENSES
================================================================================

     Shown below are all Class A and Class C expenses expected to be incurred by the Fund during its initial fiscal year. Because the Fund's shares were not offered for sale prior to the date of this Prospectus, annual operating expenses are based on estimated expenses.

                                              CLASS A   CLASS C
                                              -------   -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on purchases (as
  a percentage of offering price)...........   4.75%     None
Maximum contingent deferred sales load (as a
  percentage of original purchase price or                         (declining to 0% at
  redemption proceeds, as applicable).......   None      1.00%          one year)
Wire redemption fee (per transaction).......   $5.00     $5.00
ANNUAL FUND OPERATING EXPENSES
Management fee (after fee waiver)...........   0.35%     0.35%
12b-1 distribution fee......................   0.25%     1.00%
Other expenses..............................   1.00%     1.00%
                                               ----      ----
Total operating expenses (after fee
  waiver)...................................   1.60%     2.35%
                                               ====      ====

     The Fund's manager, Heritage Asset Management, Inc. (the "Manager"), voluntarily will waive its fees and, if necessary, reimburse the Fund to the extent that Class A annual operating expenses exceed 1.60% of the average daily net assets and to the extent that Class C annual operating expenses exceed 2.35% of the average daily net assets attributable to that class for the fiscal year ending October 31, 1998. Otherwise, "Management fees" and "Total operating expenses" are estimated to be .75% and 2.00% and .75% and 2.75% for Class A and Class C shares, respectively. Although the fund is authorized to pay annual Rule 12b-1 distribution fees on behalf of A shares of up to .35% of the average daily net assets attributable to that class, the Trust's Board of Trustees (the "Board of Trustees" or "Trustees") has authorized annual payments of only .25% of Class A daily net assets. Due to the imposition of Rule 12b-1 distribution fees, it is possible that long-term shareholders of the Trust may pay more in total sales charges than the economic equivalent of the maximum front-end sales load permitted by the rules of the National Association of Securities Dealers, Inc.

                                  Prospectus 1

     The impact of Fund operating expenses on earnings is illustrated in the example below assuming a hypothetical $1,000 investment, a 5% annual rate of return, and a redemption at the end of each period shown.

                                                          1 YEAR   3 YEARS
                                                          ------   -------
Total Operating Expenses -- A shares....................   $63       $96
Total Operating Expenses -- C shares....................   $24       $73

     This is an illustration only and should not be considered a representation of future expenses. Actual expenses and performance may be greater or less than that shown above. The purpose of the above tables is to assist investors in understanding the various costs and expenses that will be borne directly or indirectly by shareholders. For a further discussion of these costs and expenses, see "Management of the Fund" and "Distribution Plans."

INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS
================================================================================

     The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve this investment objective, under normal market conditions, by investing at least 80% of its total assets in the equity securities of companies each of which has a total market capitalization of between $500 million and $5 billion ("mid cap companies") at the time of purchase. By comparison, the mean market capitalization for the companies in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an unmanaged index of 500 widely held common stocks, is approximately $13.6 billion as of June 30, 1997. The mean market capitalization for the companies in the Standard and Poor's Midcap 400 Index ("S&P 400") is $1.9 billion as of June 30, 1997. The weighted average market capitalization for the S&P 500 is $51.1 billion compared to $2.9 billion for the S&P 400. Market capitalization is the total value of a company's outstanding common stock. There can be no assurance that the Fund's investment objective will be achieved.

BECAUSE THE FUND
INVESTS PRIMARILY IN
COMMON STOCKS, THE
VALUE OF YOUR
INVESTMENT WILL
FLUCTUATE. YOU CAN
LOSE MONEY BY
INVESTING IN THE FUND.
     The Fund invests primarily in common stocks, but also may invest in preferred stocks, securities convertible into common stock, American Depository Receipts ("ADRs") and warrants ("equity securities"). The Fund may purchase securities traded on recognized securities exchanges and in the over-the-counter market.

     The Fund may invest its remaining assets in corporate debt securities, U.S. Government securities, repurchase agreements or other short-term money market instruments. The Fund also may invest up to 15% of its assets in illiquid securities. The Fund may purchase and sell a security without regard to the length of time the security will be or has been held. Although the Fund will not trade primarily for short-term profits, it may make investments with potential for short-term appreciation when such action is deemed desirable and in the best interest of shareholders. See "Brokerage Practices" in the SAI.

     The Fund's subadviser, Eagle Asset Management, Inc. ("Eagle" or "Subadviser"), currently believes that investments in mid cap companies generally are considered to be less volatile than less capitalized emerging companies and slightly more volatile than large capitalization companies. In addition, such companies may not generate the dividend income of larger, more capitalized companies. Dividend income, if any, is not a primary consideration in the selection of investments.

     American Depository Receipts. The Fund may invest in sponsored and unsponsored ADRs, which are receipts typically issued by a U.S. bank or trust

                                  Prospectus 2
company evidencing ownership of the underlying securities of foreign issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the securities into which they may be converted. ADRs are subject to many of the risks inherent in investing in foreign securities, including confiscatory taxation or nationalization, and less comprehensive disclosure requirements for the underlying security. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs. ADRs are not considered to be foreign securities by the Fund for purposes of certain investment limitation calculations.

     Investment Grade and Lower-Rated Securities. The Fund may invest in securities rated investment grade. Investment grade securities include securities rated BBB or above by Standard & Poor's Rating Services ("S&P") or Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, are deemed to be of comparable quality by the Subadviser. Securities rated in the lowest category of investment grade are considered to have speculative characteristics and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade bonds. The Fund may retain a security that has been downgraded below investment grade if in the opinion of the Subadviser, it is in the Fund's best interest.

     In addition, the Fund may invest up to 5% of its assets in convertible securities rated below investment grade by S&P and Moody's, or unrated securities deemed to be below investment grade by the Fund's Subadviser. The price of lower-rated securities tends to be less sensitive to interest rate changes than the price of higher-rated securities, but more sensitive to adverse economic changes or individual corporate developments. Securities rated below investment grade are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. See the SAI for a discussion of the risks associated with investment grade and lower-rated securities and the Appendix to the SAI for a description of S&P's and Moody's corporate bond ratings.

     Repurchase Agreements. The Fund may invest in repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities and commits to resell the securities to the original seller (a member bank of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible declines in the market value of underlying securities and delays and costs to the Fund if the other party becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the subadviser to present minimal credit risks in accordance with guidelines established by the Board of Trustees.

     Temporary or Defensive Purposes. For temporary or defensive purposes during anticipated periods of general market decline, the Fund may invest up to 100% of its assets in money market instruments, including securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements

                                  Prospectus 3
secured thereby, as well as bank certificates of deposit and banker's acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper, and other long- and short-term debt instruments that are rated A or higher by S&P or Moody's. For a description of S&P or Moody's commercial paper and corporate ratings, see the Appendix to the SAI.

     The Fund's investment objective is fundamental and may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Except as otherwise noted, all policies of the Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. The SAI contains more detailed information about the Fund's investment policies and risks.

NET ASSET VALUE
================================================================================

THE NET ASSET VALUE OF
EACH CLASS OF FUND
SHARES IS CALCULATED
DAILY AS OF THE CLOSE
OF REGULAR TRADING ON
THE NEW YORK STOCK
EXCHANGE.
     The net asset values of A shares and C shares are calculated by dividing the value of the total assets of the Fund attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. Shares are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") each day it is open. Fund securities are stated at market value based on the last sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the most recent quoted bid price. In the absence of a readily available market quote, or if the Manager or the Subadviser has reason to question the validity of market quotations it receives, securities and other assets are valued using such methods as the Board of Trustees believes would reflect fair value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Fund calculates its net asset value per share. The per share net asset value of A shares and C shares may differ as a result of the different daily expense accruals applicable to each class. For more information on the calculation of net asset value, see "Net Asset Value" in the SAI.

PERFORMANCE INFORMATION
================================================================================

     Total return data of the A shares and C shares from time to time may be included in advertisements about the Fund. Performance information is computed separately for A shares and C shares in accordance with the methods described below. Because C shares bear the expense of a higher distribution fee attributable to the deferred sales load alternative, the performance of C shares likely will be lower than that of A shares.

     Total return with respect to a class for the one-, five- and ten-year periods or, if such periods have not elapsed, the period since the establishment of that class through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in that class at the public offering price (in the case of A shares, giving effect to the maximum initial sales load of 4.75% and, in the case of C shares, giving effect to the deduction of any contingent deferred sales load ("CDSL") that would be payable). In addition, the Fund also may advertise the total return in the same manner, but without taking into account

                                  Prospectus 4
the initial sales load or CDSL. The Fund also may advertise total return calculated without annualizing the return and total return may be presented for other periods. By not annualizing the returns, the total return calculated in this manner simply will reflect the increase in net asset value per A share and C share over a period of time, adjusted for dividends and other distributions. A share and C share performance may be compared with various indices.

     All data will be based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's investment portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. For more information on investment performance, see the SAI.

                             INVESTING IN THE FUND

PURCHASE PROCEDURES
================================================================================

HOW TO BUY SHARES:
     Raymond James & Associates, Inc. (the "Distributor") is the principal underwriter of the Fund's shares and receives commissions consisting of that portion of the sales load remaining after the dealer concession is paid to participating dealers or banks. Such dealers may be deemed to be underwriters pursuant to the Securities Act of 1933, as amended. For a discussion of the classes of shares offered by the Fund, see "Choosing a Class of Shares."

INITIAL OFFERING OF SHARES

     The Fund initially will offer its shares for sale during a period scheduled
to end at the close of business on             (the "Initial Offering Period").
During this period, shares will be offered through the Distributor, participating dealers or participating banks at a price of $14.29 per A share, plus the applicable sales load with a maximum offering price of $15.00 per share, and $14.29 per C share. The Fund will not engage in a continuous offering of its shares until after the end of the Initial Offering Period.

 - SUBSCRIPTION FOR
   SHARES WILL BE
   ACCEPTED DURING AN
   INITIAL OFFERING
   PERIOD.
     During the Initial Offering Period, a registered representative of the Distributor, a participating dealer or a participating bank ("Representative") may obtain non-binding indications of interest prior to actually confirming any orders. Subscriptions for shares will be accepted through the last day of the Initial Offering Period. On the third business day after the close of the Initial Offering Period (the "Closing Date"), subscriptions will be due and payable, shares will be issued, and the Fund will commence investment operations. To the extent that payment is made to the Distributor, participating dealer or participating bank prior to the Closing Date, such persons may benefit from the temporary use of funds. The Fund reserves the right to withdraw, cancel or modify the offering of shares during the Initial Offering Period without notice and the Fund reserves the right to refuse any order in whole or in part, if the Fund determines that it is in its best interests to do so.

                                  Prospectus 5

YOU MAY BUY SHARES
OF THE FUND ONCE
SHARES ARE OFFERED
CONTINUOUSLY BY:
 - CALLING YOUR
   REPRESENTATIVE
CONTINUOUS OFFERING OF SHARES

     When the Fund commences continuous offering of its shares, shares of the Fund may be purchased through a registered representative of the Distributor, a participating dealer or a participating bank ("Representative") by placing an order for Fund shares with your Representative and remitting payment to the Distributor, participating dealer or bank within three business days.

     All purchase orders received by the Distributor prior to the close of regular trading on the Exchange - generally 4:00 p.m., Eastern time - will be executed at that day's offering price. Purchase orders received by your Representative prior to the close of regular trading on the Exchange and transmitted to the Distributor before 5:00 p.m., Eastern time, on that day also will receive that day's offering price. Otherwise, all purchase orders accepted after the offering price is determined will be executed at the offering price determined as of the close of regular trading on the Exchange on the next trading day. See "What Class A Shares Will Cost" and "What Class C Shares Will Cost."

 - COMPLETING THE
   ACCOUNT
   APPLICATION
   CONTAINED IN THIS
   PROSPECTUS AND
   SENDING YOUR
   CHECK; OR
 - SENDING A
   FEDERAL FUNDS
   WIRE.
     You also may purchase shares of the Fund directly by completing and signing the Account Application found in this Prospectus and mailing it, along with your payment, to Heritage Series Trust-Mid Cap Growth Fund, Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733.
Shares may be purchased with Federal funds (a commercial bank's deposit with the Federal Reserve Bank that can be transferred to another member bank on the same day) sent by Federal Reserve or bank wire to:

     State Street Bank and Trust Company
     Boston, Massachusetts
     ABA #011-000-028
     Account #3196-769-8
     Heritage Series Trust-Mid Cap Growth Fund
     The class of shares to be purchased
     (Your Account Number Assigned by the Trust)
     (Your Name)

     To open a new account with Federal funds or by wire, you must contact the Manager or your Representative to obtain a Heritage Mutual Fund account number. Commercial banks may elect to charge a fee for wiring funds to State Street Bank and Trust Company. For more information on how to buy shares, see "Investing in the Fund" in the SAI.

MINIMUM INVESTMENT REQUIRED/ACCOUNTS WITH LOW BALANCES
================================================================================

AN INITIAL INVESTMENT
MUST BE AT LEAST
$1,000. A MINIMUM
BALANCE OF $500 MUST
BE MAINTAINED.
     Except as provided under "Systematic Investment Programs", the minimum initial investment in the Fund is $1,000, and a minimum account balance of $500 must be maintained. These minimum requirements may be waived at the discretion of the Manager. In addition, initial investments in Individual Retirement Accounts ("IRAs") may be reduced or waived under certain circumstances. Contact the Manager or your Representative for further information.

     Due to the high cost of maintaining accounts with low balances, it is currently the Trust's policy to redeem Fund shares in any account if the account balance falls below the required minimum value of $500, except for retirement accounts. The shareholder will be given 30 days' notice to bring the account balance to the minimum required or the Trust may redeem shares in the account and pay the proceeds to the shareholder.

                                  Prospectus 6

The Trust does not apply this minimum account balance requirement to accounts that fall below the minimum due to market fluctuation.

SYSTEMATIC INVESTMENT PROGRAMS
================================================================================

DOLLAR COST AVERAGING PLANS:
-------------------------------

THE FUND OFFERS
INVESTORS A VARIETY OF
CONVENIENT FEATURES
AND BENEFITS,
INCLUDING DOLLAR COST
AVERAGING.
     A variety of systematic investment options are available for the purchase of Fund shares. These options provide for systematic monthly investments of $50 or more through systematic investing, payroll or government direct deposit, or exchange from another mutual fund advised or administered by the Manager ("Heritage Mutual Fund"). You may change the amount to be automatically invested or may discontinue this service at any time without penalty. If you discontinue this service before reaching the required account minimum, the account must be brought up to the minimum in order to remain open. You will receive a periodic confirmation of all activity for your account. For additional information on these options, see the Account Application or contact the Manager at (800) 421-4184 or your Representative.

RETIREMENT PLANS
================================================================================

     Shares of the Fund may be purchased as an investment for Heritage IRA plans. In addition, shares may be purchased as an investment for self-directed IRAs, defined contribution plans, Simplified Employee Pension Plans ("SEPs"), Savings Incentive Match Plans for Employees ("SIMPLEs") and other retirement plans. For more detailed information on retirement plans contact the Manager at
(800) 421-4184 or your Representative and see "Investing in the Fund" in the SAI.

CHOOSING A CLASS OF SHARES
================================================================================

A SHARES HAVE A
FRONT-END SALES LOAD
AND LOWER ANNUAL
EXPENSES THAN
C SHARES. C SHARES
HAVE A CDSL ON
REDEMPTIONS WITHIN ONE
YEAR OF PURCHASE.
     The Fund offers and sells two classes of shares, A shares and C shares. The primary difference between the A shares and the C shares lies in their initial sales load and CDSL structures and in their ongoing expenses, including asset-based sales charges in the form of distribution fees. A shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales load imposed at the time of purchase. C shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order. A CDSL of 1% is imposed on C shares if you hold those shares for less than one year. C shares are subject to higher ongoing distribution fees than A shares. When you place an order for Fund shares, you must specify which class of shares you wish to purchase.

YOU MAY
CHOOSE A
SHARE CLASS
THAT MEETS
YOUR INVESTMENT
OBJECTIVES. CONSULT
WITH YOUR
REPRESENTATIVE.
     The purchase plans offered by the Fund enable you to choose the class of shares that you believe will be most beneficial given the amount of your intended purchase, the length of time you expect to hold the shares and other circumstances. You should consider whether, during the anticipated length of your intended investment in the Fund, the accumulated continuing distribution and service fees plus the CDSL on C shares would exceed the initial sales load plus accumulated Rule 12b-1 distribution fees on A shares purchased at the same time. Another factor to consider is whether the potentially higher yield of A shares due to lower ongoing charges will offset the initial sales load paid on such shares. Representatives may receive different compensation for sales of A shares than sales of C shares.

     If you purchase sufficient shares to qualify for a reduced sales load, you may prefer to purchase A shares because similar reductions are not available on

                                  Prospectus 7

C shares. For example, if you intend to invest more than $1,000,000 in shares of the Fund, you should purchase A shares. Moreover, all A shares are subject to a lower Rule 12b-1 fee and, accordingly, are expected to pay correspondingly higher dividends on a per share basis. If your purchase will not qualify for a reduced sales load, you still may wish to purchase A shares if you expect to hold your shares for an extended period of time because, depending on the number of years you hold the investment, the continuing distribution and service fees on C shares eventually would exceed the initial sales load plus the continuing service fee on A shares during the life of your investment. However, because initial sales loads are deducted at the time of purchase, not all of the purchase payment for A shares is invested initially.

     You might determine that it would be more advantageous to purchase C shares in order to have all of your purchase payment invested initially. However, your investment would remain subject to higher continuing distribution and service fees and, if you hold your shares for less than one year, be subject to a CDSL. For example, based on anticipated fees and expenses expected to be incurred by the Fund and the maximum sales load on A shares, you would have to hold A shares approximately eight years before the accumulated distribution and service fees on the C shares would exceed the initial sales load plus the accumulated service fees on the A shares.

WHAT CLASS A SHARES WILL COST
================================================================================

THE SALES LOAD ON
A SHARES WILL VARY
DEPENDING ON THE
AMOUNT YOU INVEST.
     A shares are sold on each day on which the Exchange is open. A shares are sold at their next determined net asset value plus a sales load as described below.

                                         SALES LOAD AS A
                                          PERCENTAGE OF
                                   ----------------------------
                                                 NET AMOUNT       DEALER CONCESSION
            AMOUNT OF              OFFERING       INVESTED        AS PERCENTAGE OF
            PURCHASE                PRICE     (NET ASSET VALUE)   OFFERING PRICE(1)
            ---------              --------   -----------------   -----------------
Less than $25,000................   4.75%           4.99%               4.25%
$25,000-$49,999..................   4.25%           4.44%               3.75%
$50,000-$99,999..................   3.75%           3.90%               3.25%
$100,000-$249,999................   3.25%           3.36%               2.75%
$250,000-$499,999................   2.50%           2.56%               2.00%
$500,000-$999,999................   1.50%           1.52%               1.25%
$1,000,000 and over..............   0.00%           0.00%               1.00%(2)

---------------

(1) During certain periods, the Distributor may pay 100% of the sales load to participating dealers. Otherwise, it will pay the dealer concession shown above.

(2) The Manager may pay from its own resources up to 1.00% of the purchase amount to the Distributor for purchases of $1,000,000 or more.

     A shares may be sold at net asset value without any sales load to: the Manager and the Subadviser, current and retired officers and Trustees of the Trust; directors, officers and full-time employees of the Manager, Subadviser of any Heritage Mutual Fund, the Distributor and their affiliates; registered representatives and employees of broker-dealers that are parties to dealer agreements with the Distributor (or financial institutions that have arrangements with such broker-dealers); directors, officers and full-time employees of banks that are parties to agency agreements with the Distributor; and all such persons' immediate relatives and their beneficial accounts. In addition, the American Psychiatric Association has entered into an agreement with the Distributor that allows its members to purchase A shares at a sales load equal to two-thirds of the percentages in the above table. The dealer concession also will be adjusted in a like manner. A shares also may be purchased without sales loads by investors who participate in certain broker-dealer wrap fee investment programs.

                                  Prospectus 8

HERITAGE NET ASSET VALUE ("NAV") TRANSFER PROGRAM
-----------------------------------------------------------

YOU MAY QUALIFY FOR A
PURCHASE WITH NO
SALES LOAD UNDER THE
HERITAGE NAV
TRANSFER PROGRAM.
     A shares of the Fund may be sold at net asset value without any sales load under the Manager's NAV Transfer Program. To qualify for the NAV Transfer Program, you must provide adequate proof that within 90 days prior to the purchase of a Heritage Mutual Fund you redeemed shares from a load or no-load mutual fund other than a Heritage Mutual Fund or any money market fund. To provide adequate proof you must complete a qualification form and provide a statement showing the value liquidated from the other mutual fund.

COMBINED PURCHASE PRIVILEGE (RIGHT OF ACCUMULATION)
-----------------------------------------------------------

YOU MAY QUALIFY FOR A
REDUCED SALES CHARGE
BY COMBINING
PURCHASES.
     You may qualify for the sales load reductions indicated in the above sales load schedule by combining purchases of A shares into a single "purchase" if the resulting "purchase" totals at least $25,000. For additional information regarding the Combined Purchase Privilege, see the Account Application or "Investing in the Fund" in the SAI.

STATEMENT OF INTENTION
------------------------

A STATEMENT OF
INTENTION ALLOWS YOU
TO REDUCE THE SALES
LOAD ON COMBINED
PURCHASES OF $25,000
OR MORE OVER ANY
13-MONTH PERIOD.
     You also may obtain the reduced sales loads shown in the above sales load schedule by means of a written Statement of Intention, which expresses your intention to invest not less than $25,000 within a period of 13 months in A shares of the Fund or A shares of any other Heritage Mutual Fund subject to a sales load ("Statement of Intention"). If you qualify for the Combined Purchase Privilege, you may purchase A shares of the Heritage Mutual Funds under a single Statement of Intention. In addition, if you own Class A shares of any other Heritage Mutual Fund subject to a sales load, you may include those shares in computing the amount necessary to qualify for a sales load reduction. The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. If you would like to enter into a Statement of Intention in conjunction with your initial investment in A shares of the Fund, please complete the appropriate portion of the Account Application found in this Prospectus. Current Fund shareholders desiring to do so can obtain a Statement of Intention by contacting the Manager or the Distributor at the address or telephone number listed on the cover of this prospectus, or from their Representative.

     For more information on "What Class A Shares Will Cost" and a further explanation of instances in which the sales load will be waived or reduced, see "Investing in the Fund" in the SAI.

WHAT CLASS C SHARES WILL COST
================================================================================

THE CDSL, IF
APPLICABLE, IS BASED
ON THE LOWER OF
PURCHASE PRICE OR
REDEMPTION PRICE.
     A CDSL of 1% is imposed on C shares if, less than one year from the date of purchase, you redeem an amount that causes the current value of your account to fall below the total dollar amount of C shares purchased subject to the CDSL. The CDSL will not be imposed on the redemption of C shares acquired as dividends or other distributions, or on any increase in the net asset value of the redeemed C shares above the original purchase price. Thus, the CDSL will be imposed on the lower of net asset value or purchase price.

                                  Prospectus 9

     Redemptions will be processed in a manner intended to minimize the amount of redemption that will be subject to the CDSL. When calculating the CDSL, it will be assumed that the redemption is made first of C shares acquired as dividends, second of C shares that have been held for one year or longer, and finally of C shares held for less than one year on a first-in first-out basis.

     WAIVER OF THE CONTINGENT DEFERRED SALES LOAD. The CDSL currently is waived for: (1) any partial or complete redemption in connection with a distribution without penalty under Section 72(t) of the Internal Revenue Code of 1986, as amended (the "Code"), from a qualified retirement plan, including a Keogh Plan or IRA, upon attaining age 70 1/2; (2) any redemption resulting from a tax-free return of an excess contribution to a qualified employer retirement plan or an IRA; (3) any partial or complete redemption following death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder (including one who owns the shares as joint tenant with his or her spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (4) certain periodic redemptions under the Systematic Withdrawal Plan from an account meeting certain minimum balance requirements, in amounts representing certain maximums established from time to time by the Distributor (currently a maximum of 12% annually of the account balance at the beginning of the Systematic Withdrawal Plan); or (5) involuntary redemptions by the Trust of C shares in shareholder accounts that do not comply with the minimum balance requirements. The Distributor may require proof of documentation prior to waiver of the CDSL described in sections (1) through (4) above, including distribution letters, certification by plan administrators, applicable tax forms or death or physicians certificates.

     For more information about A and C shares, see "Reinstatement Privilege" and "Exchange Privilege."

HOW TO REDEEM SHARES
================================================================================

THERE ARE SEVERAL
WAYS FOR YOU TO SELL
YOUR SHARES.
     Redemptions of Fund shares can be made by:

     CONTACTING YOUR REPRESENTATIVE. Your Representative will transmit an order to the Fund for redemption and may charge you a fee for this service.

     TELEPHONE REQUEST. You may redeem shares by placing a telephone request to the Fund (800-421-4184) prior to the close of regular trading on the Exchange. If you do not wish to have telephone exchange/redemption privileges, you should so elect by completing the appropriate section of the Account Application. The Trust, Manager, Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. These parties will employ reasonable procedures to confirm that telephone instructions are authentic. To the extent that the Trust, Manager, Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions. For more information on these procedures, see "Redeeming Shares - Telephone Transactions" in the SAI. You may elect to have redemption proceeds wired to the bank account specified on the Account Application. Redemption proceeds normally will be sent the next business day, and you will be charged a wire fee by the Manager (currently $5.00). For redemptions of less than $50,000, you may request that a check be mailed to your address of record, providing that such address has not been changed in the past 30 days. For your protection, the

                                  Prospectus 10
proceeds of all other redemptions will be transferred to the bank account specified on the Account Application.

     WRITTEN REQUEST. Fund shares may be redeemed by sending a written request for redemption to "Heritage Series Trust-Mid Cap Growth Fund, Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733". Signature guarantees will be required on the following types of requests: redemptions from any account that has had an address change in the past 30 days, redemptions greater than $50,000, redemptions that are sent to an address other than the address of record and exchanges or transfers into other Heritage accounts that have different titles. The Manager will transmit an order to the Fund for redemption.

     SYSTEMATIC WITHDRAWAL PLAN. Withdrawal plans are available that provide for regular periodic withdrawals of $50 or more on a monthly, quarterly, semiannual or annual basis. Under these plans, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. The purchase of A shares while participating in the Systematic Withdrawal Plan ordinarily will be disadvantageous to you because you will be paying a sales load on the purchase of those shares at the same time that you are redeeming A shares upon which you may already have paid a sales load. Therefore, the Fund will not knowingly permit the purchase of A shares through a Systematic Investment Plan if you are at the same time making systematic withdrawals of A shares. The Manager reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

YOU WILL NOT BE
CHARGED A SALES LOAD
ON A SHARES OR SUBJECT
TO A CDSL ON C SHARES
REDEEMED AND REINVESTED
WITHIN 90 DAYS
OF REDEMPTION. YOU
MUST NOTIFY THE
FUND WHEN YOU
EXERCISE THIS
PRIVILEGE.
     REINSTATEMENT PRIVILEGE. A shareholder who has redeemed any or all of his A shares of the Fund may reinvest all or any portion of the redemption proceeds in A shares at net asset value without any sales load, provided that such reinvestment is made within 90 calendar days after the redemption date. A shareholder who has redeemed any or all of his C shares of the Fund and has paid a CDSL on those shares or has held those shares long enough so that the CDSL no longer applies, may reinvest all or any portion of the redemption proceeds in C shares at net asset value without paying a CDSL on future redemptions of those shares, provided that such reinvestment is made within 90 calendar days after the redemption date. A reinstatement pursuant to this privilege will not cancel the redemption transaction; therefore, (1) any gain realized on the transaction will be recognized for Federal income tax purposes, while (2) any loss realized will not be recognized to the extent that the redemption proceeds are reinvested in shares of the Fund. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limitation in connection with transactions whose sole purpose is to transfer a shareholder's interest in the Fund to his defined contribution plan, IRA or SEP or SIMPLE. You must notify the Fund if you intend to exercise the reinstatement privilege.

     Contact the Manager or your Representative for further information or see "Redeeming Shares" in the SAI.

RECEIVING PAYMENT
================================================================================

THE SALES PRICE
GENERALLY IS THE NEXT
NAV COMPUTED AFTER
THE RECEIPT OF YOUR
REDEMPTION REQUEST.
     If a request for redemption is received by the Fund in good order (as described below) before the close of regular trading on the Exchange, the shares will be redeemed at the net asset value per share determined at the close of regular trading on the Exchange on that day, less any applicable CDSL for C shares. Requests for

                                  Prospectus 11
redemption received by the Fund after the close of regular trading on the Exchange will be executed at the net asset value determined at the close of regular trading on the Exchange on the next trading day, less any applicable CDSL for C shares.

     Payment for shares redeemed by the Fund normally will be made on the business day after the redemption was made. If the shares to be redeemed recently have been purchased by personal check, the Fund may delay mailing a redemption check until the purchase check has cleared, which may take up to five business days. This delay can be avoided by wiring funds for purchases. The proceeds of a redemption may be more or less than the original cost of Fund shares.

     A redemption request will be considered to be received in "good order" if:

       - the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

       - any written request is signed by the shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

       - any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

       - the signatures on any written redemption request of $50,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company, or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by the Manager, as transfer agent, under its current signature guarantee program.

     The Fund has the right to suspend redemption or postpone payment at times when the Exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the Securities and Exchange Commission. In the case of any such suspension you may either withdraw your request for redemption or receive payment based upon the net asset value next determined less any applicable CDSL, after the suspension is lifted. If a redemption check remains outstanding after six months, the Manager reserves the right to redeposit those funds into your account. For more information on receiving payment, see "Redeeming Shares" in the SAI.

EXCHANGE PRIVILEGE
================================================================================

YOU MAY EXCHANGE
SHARES OF ONE
HERITAGE MUTUAL
FUND FOR SHARES OF
THE SAME CLASS OF
ANY OTHER HERITAGE
MUTUAL FUND.
     If you have held A shares or C shares for at least 30 days, you may exchange some or all of your shares for shares of the same class of any other Heritage Mutual Fund. All exchanges will be based on the respective net asset values of the Heritage Mutual Funds involved. All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Heritage Mutual Fund whose shares are being acquired. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Heritage Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally five business days following the

                                  Prospectus 12
purchase date. Exchanges of shares of Heritage Mutual Funds generally will result in the realization of a taxable gain or loss for Federal income tax purposes.

     For purposes of calculating the commencement of the CDSL holding period for shares exchanged from the Fund to the C shares of any other Heritage Mutual Fund, except Heritage Cash Trust-Money Market Fund ("Money Market Fund"), the original purchase date of those shares exchanged will be used. Any time period that the exchanged shares were held in the Money Market Fund will not be included in this calculation. As a result, if you redeem C shares of the Money Market Fund before the expiration of the CDSL holding period, you will be subject to the applicable CDSL.

     If you exchange A shares or C shares for corresponding shares of the Money Market Fund, you may, at any time thereafter, exchange such shares for the corresponding class of shares of any other Heritage Mutual Fund. If you exchange shares of the Money Market Fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund.

     A shares of the Fund may be exchanged for A shares of the Heritage Cash Trust-Municipal Money Market Fund, which is the only class of shares offered by that fund. If you exchange shares of the Heritage Cash Trust-Municipal Money Market Fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you also will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund. C shares are not eligible for exchange into the Heritage Cash Trust-Municipal Money Market Fund.

     Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such an exchange. For a discussion of limitation of liability of certain entities, see "How to Redeem Shares-Telephone Request."

     Telephone exchanges can be effected by calling the Manager at (800) 421-4184 or by calling your Representative. In the event that you or your Representative are unable to reach the Manager by telephone, an exchange can be effected by sending a telegram to Heritage Asset Management, Inc. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

     Each Heritage Mutual Fund reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, each Heritage Mutual Fund may terminate this exchange privilege upon 60 days' notice. For further information on this exchange privilege and for a copy of any Heritage Mutual Fund prospectus, contact the Manager or your Representative and see "Exchange Privilege" in the SAI.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

HERITAGE ASSET
MANAGEMENT, INC.
SERVES AS MANAGER FOR
THE FUND, SUBJECT TO
THE DIRECTION OF THE
BOARD OF TRUSTEES.
     The business and affairs of the Fund are managed by or under the direction of its Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Fund shares.

                                  Prospectus 13

INVESTMENT ADVISER, FUND ACCOUNTANT, ADMINISTRATOR AND TRANSFER AGENT

     Heritage Asset Management, Inc. is the Fund's investment adviser, fund accountant, administrator and transfer agent. The Manager is responsible for reviewing and establishing investment policies for the Fund as well as administering the Fund's noninvestment affairs. The Manager is a wholly owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. The Manager manages, supervises and conducts the business and administrative affairs of the Fund and the other Heritage Mutual Funds with net assets totaling approximately $2.9 billion as of June 30, 1997. The Manager's annual investment advisory and administration fee payable monthly by the Fund is equal to 0.75% of the Fund's average daily net assets. In addition, the Manager provides the Fund with fund accounting and transfer agent services for which the Manager receives an additional fee from the Fund.

     The Manager will voluntarily waive fees or reimburse expenses as explained under "Total Fund Expenses" and reserves the right to discontinue any voluntary waiver of its fees or reimbursements to the Fund in the future. The Manager also may recover advisory fees waived in the two previous years.

SUBADVISER

THE MANAGER EMPLOYS A
SUBADVISER FOR
PROVIDING INVESTMENT
ADVICE AND PORTFOLIO
MANAGEMENT SERVICES
TO THE FUND.
     The Manager has entered into an agreement with Eagle Asset Management, Inc., 880 Carillon Parkway, St. Petersburg, FL 33706, to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager at an annual rate equal to 50% of the fees payable to the Manager by the Fund, without regard to any reduction in fees actually paid to the Manager as a result of voluntary fee waivers by the Manager.

     Eagle has been managing private accounts since 1976 for a diverse group of clients, including individuals, corporations, municipalities and trusts. Eagle managed approximately $3.5 billion for these clients as of June 30, 1997. In addition to advising private accounts, Eagle acts as investment adviser or subadviser to mutual funds, including Heritage Income-Growth Trust, Heritage Series Trust-Small Cap Stock Fund, Heritage Series Trust-Growth Equity Fund, Heritage Series Trust-Value Equity Fund and Heritage Capital Appreciation Trust (although no assets currently are allocated to Eagle in the latter two funds) and three variable annuity portfolios (Eagle Core Equity Series and Eagle Small Cap Equity Series for Jackson National Life and Eagle Value Equity Portfolio for Golden Select). Eagle is a wholly owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.

BROKERAGE PRACTICES

     The Subadviser may use the Distributor or other affiliated brokers-dealers as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best price and execution. See "Brokerage Practices" in the SAI.

PORTFOLIO MANAGEMENT

     Todd McCallister, Ph.D., CFA will serve as portfolio manager of the Fund. He will be responsible for the day-to-day management of the Fund's investment portfolio, subject to the general oversight of the Manager and the Board.

                                  Prospectus 14

Mr. McCallister is a Senior Vice President of Eagle. Prior to joining Eagle in 1997, Mr. McCallister served as a senior portfolio manager for IAI Mutual Funds from 1992 to 1997. Prior to 1992 he was a portfolio manager at ANB Investment Management.

                        SHAREHOLDER AND ACCOUNT POLICIES

DIVIDENDS AND OTHER DISTRIBUTIONS
================================================================================

SEVERAL OPTIONS EXIST
FOR RECEIVING DIVIDENDS
AND OTHER
DISTRIBUTIONS.
     Dividends from net investment income are declared and paid annually. The Fund distributes to shareholders along with its annual dividend substantially all net realized capital gains on portfolio securities and net realized gains from foreign currency transactions, if any, after the end of the year in which the gains are realized. Dividends and other distributions on shares held in retirement plans and by shareholders maintaining a Systematic Withdrawal Plan generally are declared and paid in additional Fund shares. Other shareholders may elect to:

       - receive both dividends and other distributions in additional Fund shares;

       - receive dividends in cash and other distributions in additional Fund shares;

       - receive both dividends and other distributions in cash; or

       - receive both dividends and other distributions in cash for investment in another Heritage Mutual Fund.

     If you select none of these options, the first option will apply. In any case when you receive a dividend or other distribution in additional Fund shares, your account will be credited with shares valued at the net asset value of the shares determined at the close of regular trading on the Exchange on the day following the record date for the dividend or other distribution. Distribution options can be changed at any time by notifying the Manager in writing.

     Dividends paid by the Fund with respect to its A shares and C shares are calculated in the same manner and at the same time and will be in the same amount relative to the aggregate net asset value of the shares in each class, except that dividends on C shares may be lower than dividends on A shares primarily as a result of the higher distribution fee and class-specific expenses applicable to C shares.

DISTRIBUTION PLANS
================================================================================

THE FUND PAYS
SERVICE FEES AND
DISTRIBUTION FEES TO
THE DISTRIBUTOR.
     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of A shares and in connection with personal services rendered to Class A shareholders and the maintenance of Class A accounts, the Fund may pay the Distributor distribution and service fees of up to 0.35% of the Fund's average daily net assets attributable to A shares. The Fund will pay the Distributor a fee of up to 0.25% of the Fund's average daily net assets attributable to A shares. This fee is computed daily and paid monthly.

     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of C shares and in connection with personal services rendered to Class C shareholders and the maintenance of Class C shareholder accounts, the Fund pays the Distributor a service fee of up to 0.25% and a distribution fee of up to 0.75% of the Fund's average daily net assets attributable to C shares. This fee is computed daily and paid monthly.

                                  Prospectus 15

     The above-referenced fees paid to the Distributor are made under Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act. These Plans authorize the Distributor to spend such fees on any activities or expenses intended to result in the sale of A shares and C shares, including compensation (in addition to the sales load) paid to Representatives; advertising, salaries and other expenses of the Distributor relating to selling or servicing efforts; expenses of organizing and conducting sales seminars; printing of prospectuses, statements of additional information and reports for other than existing shareholders; and preparation and distribution of advertising material and sales literature and other sales promotion expenses. The Distributor has entered into dealer agreements with participating dealers and/or banks who also will distribute shares of the Fund.

     If either Plan is terminated, the obligation of the Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payment past the date the Plan terminates.

TAXES
================================================================================

THE FUND IS NOT
EXPECTED TO HAVE ANY
FEDERAL TAX LIABILITY.
HOWEVER, YOUR TAX
OBLIGATIONS ARE
DETERMINED BY YOUR
PARTICULAR TAX
CIRCUMSTANCES.
     The Fund intends to qualify for treatment as a regulated investment company under the Code. By doing so, the Fund (but not its shareholders) will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Dividends from the Fund's investment company taxable income are taxable to shareholders as ordinary income, to the extent of the Fund's earnings and profits, whether received in cash or in additional Fund shares. Distributions of the Fund's net capital gain, when designated as such, are taxable to shareholders as long-term capital gains, whether received in cash or in additional Fund shares and regardless of the length of time the shares have been held. A portion of the dividends paid by the Fund, whether received in cash or in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

WHEN YOU SELL OR
EXCHANGE SHARES IT
GENERALLY IS
CONSIDERED A TAXABLE
EVENT TO YOU.
     Dividends and other distributions declared by the Fund in November or December of any year and payable to shareholders of record on a date in one of these months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Shareholders receive Federal income tax information regarding dividends and other distributions after the end of each year. The Fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. When you sell or exchange shares it generally is considered a taxable event to you.

     The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Fund and its shareholders. See the SAI for a further discussion. There may be other Federal, state or local tax considerations applicable to a particular investor. You therefore are urged to consult your tax adviser.

                                  Prospectus 16

SHAREHOLDER INFORMATION
================================================================================

YOU MAY VOTE ON
MATTERS SUBMITTED FOR
YOUR APPROVAL. EACH
SHARE YOU OWN ENTITLES
YOU TO ONE VOTE.
     Each share of the Fund gives the shareholder one vote in matters submitted to shareholders for a vote. A shares and C shares of the Fund have equal voting rights, except that, in matters affecting only a particular class, only shares of that class are entitled to vote. As a Massachusetts business trust, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Fund's outstanding shares.

     No dealer, salesman, or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                                  Prospectus 17

   (LOGO) HERITAGE FAMILY OF FUNDS     HERITAGE FAMILY OF FUNDS
                                       Account Application
                                       P.O. Box 33022, St. Petersburg, FL 33733
                                       [ ] New Account     [ ] Update to Existing Account # ------------------
                                       (Indicate fund in Fund Selection section below)

--------------------------------------------------------------------------------
ACCOUNT REGISTRATION

                                                                           [ ] Corporation    [ ] Gift to Minor
[ ] Individual         [ ] Joint Tenant with Right of Survivorship         [ ] Association, Partnership or other
[ ] Trust              [ ] Foundation or Exempt Organization               organization
-----------------------------------------------------------  ---------------------------------------------
Name of account owner                                        Social Security or Taxpayer ID #

-----------------------------------------------------------  ---------------------------------------------
Joint owner/Trustee/Custodian                                Social Security or Taxpayer ID #

-----------------------------------------------------------  ---------------------------------------------
Joint owner/Trustee                                          Date of birth of first named owner

-----------------------------------------------------------  ---------------------------------------------
Street address                                               Daytime phone number

-----------------------------------------------------------  ---------------------------------------------
Street address                                               Are you a U.S. citizen?  [ ]  Yes  [ ]  No
                                                             If no, country of residence ----------------
-----------------------------------------------------------
City, State and ZIP

FUND SELECTION ($1,000 minimum initial investment unless participating in an automatic investment plan)

                                                                                 Pay             Pay capital
Fund name                                Share class       Investment amount     dividends in    gains in:
                                           A      C                              Shares Cash     Shares   Cash
     Heritage Series Trust:
[ ]  Small Cap Stock Fund                 [ ]    [ ]       $ ----------------     [ ]    [ ]      [ ]      [ ]
[ ]  Growth Equity Fund                   [ ]    [ ]       $ ----------------     [ ]    [ ]      [ ]      [ ]
[ ]  Value Equity Fund                    [ ]    [ ]       $ ----------------     [ ]    [ ]      [ ]      [ ]
[ ]  Mid Cap Growth Fund                  [ ]    [ ]       $ ----------------     [ ]    [ ]      [ ]      [ ]
     Eagle International Equity
[ ]  Portfolio                            [ ]    [ ]       $ ----------------     [ ]    [ ]      [ ]      [ ]
     Heritage Capital Appreciation
[ ]  Trust                                [ ]    [ ]       $ ----------------     [ ]    [ ]      [ ]      [ ]
[ ]  Heritage Income-Growth Trust         [ ]    [ ]       $ ----------------     [ ]    [ ]      [ ]      [ ]
     Heritage Income Trust:
[ ]  High Yield Bond Fund                 [ ]    [ ]       $ ----------------     [ ]    [ ]      [ ]      [ ]
[ ]  Intermediate Government Fund         [ ]    [ ]       $ ----------------     [ ]    [ ]      [ ]      [ ]
     Heritage Cash Trust:
[ ]  Money Market Fund                    [ ]              $ ----------------     [ ]    [ ]      [ ]      [ ]
[ ]  Municipal Money Market Fund          [ ]              $ ----------------     [ ]    [ ]      [ ]      [ ]
                                                                                 If none checked, all
                                                                                 reinvested in shares.
TOTAL INVESTMENT                                           $ ----------------

SIGNATURES AND TAXPAYER IDENTIFICATION CERTIFICATION

Each person signing on behalf of an entity represents that his/her actions are authorized. I have received and read a current prospectus for each fund in which I am investing and understand that its terms are incorporated by reference into this application. I understand that certain redemptions may be subject to a contingent deferred sales load. I agree that the Fund, Manager, Distributor and their Trustees, directors, officers and employees will not be held liable for any loss, liability, damage, or expense for relying upon this application or any instructions including telephone instructions they reasonably believe are authentic. If a taxpayer identification number is not provided and certified, all dividends paid will be subject to 31% Federal backup withholding.

Under penalties of perjury, I certify that:

1. The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me).
2. I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because of under reporting interest or dividends on your tax return.


X                                                          X
  ------------------------------------------------         ------------------------------------------------
  Signature                                   Date           Signature                                   Date

REDUCED SALES CHARGES

STATEMENT OF INTENT

If you agree in advance to invest at least $25,000 in Heritage Mutual Funds other than Heritage Cash Trust within 13 months, you will pay a reduced sales charge on those investments. Investments made up to 90 days before adopting this agreement are eligible for this discount. All prior investments can be applied toward meeting the investment requirement.

[] I agree to invest at least the amount selected below over a 13-month period
   beginning     /    /     . I understand that an additional sales charge must
   be paid if I do not complete this Statement of Intent.
  [] $25,000  [] $50,000  [] $100,000  [] $250,000  [] $500,000  [] $1,000,000

RIGHT OF ACCUMULATION

If you, your spouse, or your minor children own shares in other Heritage Mutual Funds, you may qualify for a reduced sales charge. Class A shares of Heritage Cash Trust are not eligible unless purchased by exchange from another Heritage Mutual Fund. These shares can be credited to a Statement of Intent.

[] I qualify for the Right of Accumulation. Please link the following Heritage accounts.

------------------------------------     -------------------------------------
Fund/Account Number                      Fund/Account
Number

------------------------------------     -------------------------------------
Fund/Account Number                      Fund/Account
Number

TELEPHONE TRANSACTIONS

You may redeem shares by calling Heritage and requesting that funds be sent to your address of record or the bank account listed in the Bank Account Information section below. We will withdraw up to $50,000 from your account and mail it to your address of record provided that address has not been changed in the last 30 days.

You may also exchange between the same class shares of like-registered accounts in any of the Heritage Mutual Funds by calling Heritage and requesting this service. Please see the prospectus for certain requirements for exchanging shares between funds.

If you DO NOT want to be able to process redemptions and exchanges via telephone order, please check here: []

DOLLAR COST AVERAGING PLANS

AUTOMATIC INVESTING
You can instruct us to transfer funds from a specified bank checking account to your Heritage Fund account. This transfer will be effected by either an electronic transfer or by a paper draft. Complete the Bank Account Information section below and attach a voided check to this application.

                                                               Transfer Date               Frequency (check one)
                                                                                                         Semi-
                 Fund                         Amount            5th     15th    Monthly    Quarterly    Annually   Annually
                                        $                       []      []       []          []          []          []
-------------------------------------   ------------------
                                        $                       []      []       []          []          []          []
                                        ------------------
-------------------------------------
                                        $                       []      []       []          []          []          []
                                        ------------------
-------------------------------------
                                                               Choose one or both


                I authorize Heritage to draw on my bank account, by check or electronic transfer, for
 ATTACH         investment in a Heritage fund. Heritage and my bank are not liable for any loss resulting
 VOIDED         from delays or dishonored draws. This program can be revoked by Heritage without prior
 CHECK          notice if any draw is dishonored. I can discontinue this program at any time.
 HERE

                X                                              X
                -------------------------------------------    -------------------------------------------
                Signature on checking account                  Signature on checking account
                TO THE BANK NAMED BELOW:

In consideration of your compliance with the request and authorization of the depositor named above, Heritage Asset Management, Inc. agrees (1) To indemnify and hold you harmless from any loss you may suffer as a consequence of your actions resulting from or in connection with the execution and issuance of any check, draft, or order, whether or not genuine, purporting to be executed and received by you in the regular course of business under pre-authorized draft arrangement of the Heritage funds, including any costs or expenses reasonably incurred in connection therewith; (2) That in the event any such check, draft, or order shall be dishonored, whether with or without cause, and whether intentionally or inadvertently, to indemnify you and hold harmless from any loss resulting from such dishonor including your costs and reasonable expenses, except any losses due to your payment of any draw against insufficient funds;
(3) To defend at our cost and expense any action which might be brought by any depositor or any other persons because of your actions taken pursuant to the foregoing requests, or in any manner arising by reason of your participation in the foregoing plan; and (4) That your participation in the plan or that of the depositor may be terminated by notice from either party to the other.

AUTOMATIC EXCHANGE
You can instruct us to periodically exchange funds from one Heritage Mutual Fund to a like-registered account in the same class of another Heritage Mutual Fund.

Frequency (choose one):       [] Monthly [] Quarterly [] Semiannually  [] Annually
Day of month (choose one):    [] 1st     [] 5th       [] 10th          [] 20th
Fund to exchange from                        Fund to exchange to                      Amount
                                                                                      $
---------------------------------------      ---------------------------------------  ---------------

                                                                                      $
                                                                                      ---------------
---------------------------------------      ---------------------------------------

                                                                                      $
                                                                                      ---------------
---------------------------------------      ---------------------------------------

DIRECTED DIVIDENDS
You can direct the dividend payments from one Heritage Mutual Fund into a like-registered account in the same class of another Heritage Mutual Fund. In the Fund Selection section above, check the box for cash dividends.

From fund                                    To fund

---------------------------------------      ---------------------------------------

---------------------------------------      ---------------------------------------

SYSTEMATIC WITHDRAWAL PLAN (SWP)
You can receive monthly, quarterly, semiannually, or annually checks from your account. The checks can be sent to you at your address of record, to an account at a bank or other financial institution, or to another person you designate. You may send checks to more than one place. If you begin a SWP in Class C shares of a fund, you may redeem up to 12% annually of your current account value without incurring a contingent deferred sales load.

----------------------------------------------------            Frequency (choose one):         []  Monthly
Fund for Withdrawal                                                                             []  Quarterly
                                                                                                []  Semiannually
                                                                                                []  Annually

Day of month (choose one):    []  1st     []  5th     []  10th     []  20th

Send payment to:                              Amount

[]  My address of record.               $                                     ------------------------------------
                                                                              Payee name
[]  The bank account listed in the
    Bank Account Information section    $                                     ------------------------------------
    below.                                                                    Payee address
[]  The payee listed at the right.
    (If you have more than one
    payee, please attach a separate     $                                     ------------------------------------
    sheet indicating the amount to                                            City, State and ZIP
    be sent to each.)
                                                                              ------------------------------------
                                                                              Payee account number (if applicable)

BANK ACCOUNT INFORMATION

Provide bank checking account information if you are participating in an Automatic Investment or Systematic Withdrawal Plan or if you wish for redemption proceeds to be sent directly to your bank.

------------------------------------  -------------------------------------
Bank name                             Bank account number


------------------------------------  -------------------------------------
Address                               Bank routing (ABA) number (from your bank)


------------------------------------
City, State and ZIP


DEALER INFORMATION

We hereby authorize the Distributor to act as our agent in connection with transactions under this authorization form and agree to notify the Distributor of any purchases made under a Letter of Intent or Right of Accumulation. We guarantee the signatures on this application and the legal capacity of the signers.
If a Systematic Withdrawal Plan is being established, we believe that the amount to be withdrawn is reasonable in light of the investor's circumstances and we recommend establishment of the account.


----------------------------     -------------------    -----------------------
Representative's name            Branch number          Representative's number


----------------------------     ----------------------------------------------
Dealer name                      Branch office location


----------------------------     ----------------------------------------------
Main office address              Branch phone number

                                 X
----------------------------     ----------------------------------------------
City, State and ZIP              Authorized representative's signature

                     STATEMENT OF ADDITIONAL INFORMATION
                            HERITAGE SERIES TRUST:
                             MID CAP GROWTH FUND


      This Statement of Additional Information ("SAI") dated September __, 1997, should be read with the Prospectus of the Heritage Series Trust - Mid Cap Growth Fund (the "Fund") dated September ___, 1997. The Fund consists of two classes of shares. This SAI is not a prospectus itself. To receive a copy of the Fund's Prospectus, write to Heritage Asset Management, Inc. ("Heritage" or the "Manager") at the address below or call (800) 421-4184.

                       HERITAGE ASSET MANAGEMENT, INC.

             880 Carillon Parkway, St. Petersburg, Florida 33716

                              TABLE OF CONTENTS

                                                                           Page

GENERAL INFORMATION..........................................................1
INVESTMENT INFORMATION.......................................................1
      Investment Objective...................................................1
      Investment Policies and Risk Factors...................................1
      Industry Classifications...............................................6
INVESTMENT LIMITATIONS.......................................................6
      Fundamental Investment Policies........................................6
      Non-Fundamental Investment Policies....................................7
NET ASSET VALUE..............................................................8
PERFORMANCE INFORMATION......................................................9
INVESTING IN THE FUND.......................................................10
      Systematic Investment Options.........................................10
      Retirement Plans......................................................10
      Alternative Purchase Plans............................................11
      Class A Combined Purchase Privilege
         (Right of Accumulation)............................................11
      Class A Statement of Intention........................................12
REDEEMING SHARES............................................................13
      Systematic Withdrawal Plan............................................13
      Telephone Transactions................................................13
      Redemptions in Kind...................................................14
      Receiving Payment.....................................................14
EXCHANGE PRIVILEGE..........................................................15
TAXES.......................................................................15
FUND INFORMATION............................................................17
      Management of the Fund................................................17
      Five Percent Shareholders.............................................20
      Investment Adviser and Administrator; Subadviser......................20
      Brokerage Practices...................................................21
      Distribution Plans....................................................22
      Administration of the Fund............................................24
      Potential Liability...................................................24
APPENDIX...................................................................A-1

GENERAL INFORMATION
-------------------

      Heritage Series Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated October 28, 1992. It is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of five portfolios, including the Mid Cap Growth Fund, (the "Fund"). The Fund offers two classes of shares, Class A shares sold subject to a front-end sales load ("A shares") and Class C shares sold subject to a contingent deferred sales load ("CDSL") ("C shares").

INVESTMENT INFORMATION
----------------------

      INVESTMENT OBJECTIVES
      ---------------------

      The investment objective of the Fund is stated in its Prospectus.

      INVESTMENT POLICIES AND RISK FACTORS
      ------------------------------------

      The following information is in addition to and supplements the Fund's investment policies set forth in its Prospectus.

      BANKERS' ACCEPTANCES. The Fund may invest in bankers' acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

      CERTIFICATES OF DEPOSIT. The Fund may invest in bank certificates of deposit ("CDs"). The Federal Deposit Insurance Corporation is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments currently must be limited to $100,000 per insured bank or savings and loan association. Investments in CDs are made only with domestic institutions with assets in excess of $1 billion.

      COMMERCIAL PAPER. The Fund may invest in commercial paper that is limited to obligations rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Ratings Services ("S&P"). Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See the Appendix for a description of commercial paper ratings.

      CONVERTIBLE SECURITIES. The Fund may invest in convertible securities that are rated as investment grade (rated "BBB" or above by S&P or "Baa" or above by Moody's) or, if unrated, are deemed to be of comparable quality by the Fund's investment subadviser, Eagle Asset Management, Inc. ("Eagle"). The Fund also may invest up to 5% of its assets in convertible securities that are rated below investment (rated below "BBB" by S&P or "Baa" by Moody's) or, if unrated securities determined to be below investment grade by Eagle, commonly referred to as "junk bonds." See "Risk Factors of High Yield Securities" below. Investment grade securities rated "BBB" or "Baa" are considered to have some speculative characteristics, and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Eagle will decide to invest in convertible securities based upon the fundamental analysis of the long-term attractiveness of the issuer and the underlying common stock, the evaluation of the relative attractiveness of the current price of the underlying common stock, and the judgment of the value of the convertible security relative to the common stock at current prices. Convertible securities in which the Fund may invest include corporate bonds, notes and preferred stock that can be converted into common stock. Convertible securities combine the fixed-income characteristics of bonds and preferred stock with the potential for capital appreciation. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

      DEBT SECURITIES. The Fund may invest in debt securities. The market value of debt securities is influenced primarily by changes in the level of interest rates. Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors that could result in a rise in interest rates, and a decrease in the market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an increase in the federal budget deficit or an increase in the price of commodities such as oil.

      FOREIGN SECURITIES. The Fund may invest up to 5% of its assets in foreign securities. Investments in securities of foreign issuers, or securities principally traded overseas, may involve certain special risks due to foreign economic, political and legal development, including favorable or unfavorable changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, possible difficulty in obtaining and enforcing judgments against foreign entities. Foreign stock markets, while growing in volume and sophistication, generally are not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Foreign settlement procedures and trade regulation may involve certain risks (such as delay in payment or delivery of securities or in the recovery of assets held abroad) and expenses not present in the settlement of domestic investments. In addition, foreign brokerage commissions generally are higher than commissions on securities traded in the United States. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States.

      It is the Fund's policy not to invest in foreign securities when there are currency or trading restrictions in force or when, in the judgment of Eagle, such restrictions are likely to be imposed. However, certain currencies may become blocked (I.E., not freely available for transfer from a foreign country), resulting in the possible inability of the Fund to convert proceeds realized upon sale of portfolio securities of the affected foreign companies into U.S. currency.

      ILLIQUID SECURITIES. The Fund will not purchase or otherwise acquire any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy includes repurchase agreements maturing in more than seven days.

      Over-the-counter ("OTC") options and their underlying collateral are currently considered by the Securities and Exchange Commission ("SEC") staff to be illiquid investments. The Fund may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options it has written. The assets used as cover for OTC options written by the Fund will be considered illiquid unless OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      LOANS OF PORTFOLIO SECURITIES. The Fund may loan portfolio securities to qualified broker-dealers. The collateral for the Fund's loans will be "marked to market" daily so that the collateral at all times exceeds 100% of the value of the loan. The Fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. The Fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral. The primary objective of securities lending is to supplement the Fund's income through investment of the cash collateral in short-term interest bearing obligations.

      PREFERRED STOCK. The Fund may invest in preferred stock. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

      REAL ESTATE INVESTMENT TRUSTS ("REITS"). The Fund may invest up to 5% of its total assets in REITs, including equity REITS, which own real estate properties, and mortgage REITs, which make construction, development and long-term mortgage loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified.

      REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases securities and simultaneously commits to resell the securities to the original seller (a member bank of the Federal Reserve System or a securities dealer who is a member of a national securities exchange or is a market maker in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, so that the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. With respect to the Fund, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor.

      RISK FACTORS OF HIGH-YIELD SECURITIES. The Fund may invest up to 5% of its assets, measured at the time of purchase, in convertible securities rated below investment grade, I.E., rated below BBB or Baa by S&P and Moody's, respectively, or unrated securities determined to be below investment grade by Eagle, commonly referred to as "junk bonds." These high-yield securities are subject to certain risks that may not be present with investments of higher grade securities. The following supplements the disclosure in the Prospectus.

            EFFECT OF INTEREST RATE AND ECONOMIC CHANGES. The prices of high-yield securities tend to be less sensitive to interest rate changes than higher rated investments, but may be more sensitive to adverse economic changes or individual corporate developments. Periods of economic uncertainty and changes generally result in increased volatility in market prices and yields of high-yield securities and, thus, in the Fund's net asset value. A strong economic downturn or a substantial period of rising interest rates could affect severely the market for high-yield securities. In these circumstances, highly leveraged companies might have difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities and, thus, the Fund's net asset value. Further, if the issuer of a security owned by the Fund defaults, it might incur additional expenses to seek recovery.

            Generally, when interest rates rise, the value of fixed-rate debt obligations, including high-yield securities, tends to decrease; when interest rates fall, the value of fixed-rate debt obligations tends to increase. If an issuer of a high-yield security containing a redemption or call provision exercises either provision in a declining interest rate market, the Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if the Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which the Fund's expenses could be allocated and in a reduced rate of return for it. While it is impossible to protect entirely against this risk, diversification of the Fund's investment portfolio and Eagle's careful analysis of prospective investment portfolio securities should minimize the impact of a decrease in value of a particular security or group of securities in the Fund's investment portfolio.

            THE HIGH-YIELD SECURITIES MARKET. The market for below investment grade bonds expanded rapidly in the 1980s, and its growth paralleled a long economic expansion. During that period, the yields on below investment grade bonds rose dramatically. Such higher yields did not reflect the value of the income stream that holders of such bonds expected, but rather the risk that holders of such bonds could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. In fact, from 1989 to 1991 during a period of economic recession, the percentage of lower quality bonds that defaulted rose significantly, although the default rate decreased in subsequent years. There can be no assurance that such declines in the below investment grade market will not reoccur. The market for below investment grade bonds generally is thinner and less active than that for higher quality bonds, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, also may decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

            CREDIT RATINGS. The credit ratings issued by credit rating services may not reflect fully the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of high-yield securities. Also, credit rating agencies may fail to change timely a credit rating to reflect changes in economic or company conditions that affect a security's market value. Although Eagle considers ratings of recognized rating services such as Moody's and S&P, it primarily relies on its own credit analyses, which include a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Eagle continually monitors the investments in its investment portfolios and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed. See the Appendix for a description of Moody's and S&P's corporate debt ratings.

            LIQUIDITY AND VALUATION. Lower rated bonds typically are traded among a smaller number of broker-dealers than in a broad secondary market. Purchasers of high-yield securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as higher grade bonds. A less active and thinner market for high-yield securities than that available for higher quality securities may limit the Fund's ability to sell such securities at that fair market value in response to changes in the economy or the financial markets. The ability of the Fund to value or sell high-yield securities also will be affected adversely to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the responsibility of the Board to value high-yield securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may affect adversely the public's perception of the value, and thus liquidity of a high-yield security, whether or not such perceptions are based on the Fundamental analysis. See "Net Asset Value."

      STANDARD AND POOR'S DEPOSITORY RECEIPTS ("SPDRS"). The Fund may invest up to 5% of its total assets in SPDRs and other similar index securities ("Index Securities"). Index Securities represent interests in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index, such as the Standard & Poor's 500 Composite Stock Price Index.

      U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government securities, including a variety of securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby. These securities include securities issued and guaranteed by the U.S. Government, such as Treasury bills, Treasury notes, and Treasury bonds; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks.

      WARRANTS. The Fund may purchase rights and warrants, which are instruments that permit the Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration. There is a greater risk that warrants might drop in value at a faster rate than the underlying stock. The Fund currently does not intend to invest more than 5% of its net assets in warrants.

      INDUSTRY CLASSIFICATIONS
      ------------------------

      For purposes of determining industry classifications, the Fund relies upon classifications established by Heritage or Eagle that are based upon classifications contained in the Directory of Companies Filing Annual Reports with the SEC and in the Standard & Poor's Corporation Industry Classifications.

INVESTMENT LIMITATIONS
----------------------

      FUNDAMENTAL INVESTMENT POLICIES
      -------------------------------

      In addition to the limits disclosed in "Investment Policies" above and the investment limitations described in the Prospectus, the Fund is subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

      DIVERSIFICATION. The Fund may not invest, with respect to 75% of its total assets, more than 5% of the Fund's assets (valued at market value) in securities of any one issuer other than the U.S. Government or its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer.

      INDUSTRY CONCENTRATION. The Funds may not purchase securities if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry.

      BORROWING MONEY. The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes. The Fund may enter into reverse repurchase agreements in an amount up to 33 1/3% of the value of its total assets in order to meet redemption requests without immediately selling portfolio securities. This latter practice is not for investment leverage but solely to facilitate management of the investment portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. However, the Fund may not purchase additional portfolio investments once borrowed funds exceed 5% of total assets. When effecting reverse repurchase agreements, Fund assets in an amount sufficient to make payment for the obligations to be purchased will be segregated by the Custodian and on the Fund's records upon execution of the trade and maintained until the transaction has been settled. During the period any reverse repurchase agreements are outstanding, to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements. Interest paid on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding (except as described above).

      ISSUING SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted by its investment objective and policies and investment limitations and except with respect to transactions involving options, futures or other financial instruments.

      UNDERWRITING. The Fund may not underwrite the securities of other issuers, except that it may invest in securities that are not readily marketable without registration under the 1933 Act, if immediately after the making of such investment not more than 15% of the value of its net assets (taken at cost) would be so invested.

      INVESTING IN COMMODITIES, MINERALS OR REAL ESTATE. The Fund may not invest in commodities, commodity contracts or real estate (including real estate limited partnerships), except that it may purchase securities issued by companies that invest in or sponsor such interests.

      LOANS. The Fund may generally not make loans, except that it may make loans under the following circumstances: (1) to the extent that the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans; (2) where the Fund may enter into repurchase agreements as permitted under its investment policies; and (3) the Fund may make loans of portfolio securities as described in this SAI.

      NON-FUNDAMENTAL INVESTMENT POLICIES
      -----------------------------------

      The Fund has adopted the following additional restrictions which, together with certain limits described in its Prospectus, may be changed by the Board of Trustees without shareholder approval in compliance with applicable law, regulation or regulatory policy.

      INVESTING IN ILLIQUID SECURITIES. The Fund may not invest more than 15% of the value of its net assets in securities that are subject to restrictions on resale or are not readily marketable without registration under the 1933 Act and in repurchase agreements maturing in more than seven days.

      SELLING SHORT AND BUYING ON MARGIN. The Fund may not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities, and, may make short sales "against the box" and make margin deposits in connection with its use of options, futures contracts and other financial instruments.

      INVESTING IN INVESTMENT COMPANIES. The Fund may not invest in securities issued by other investment companies, except as permitted under the 1940 Act.

      Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value of net assets will not result in a violation of such restriction.

NET ASSET VALUE
---------------

      The net asset values of A shares and C shares are determined daily, as of the close of regular trading every day the New York Stock Exchange (the "Exchange") is open for trading. Net asset value for each class is calculated by dividing the value of the total assets of the Fund attributable to that class, less all liabilities (including accrued expenses) attributable to that class, by the number of class shares outstanding, the result being adjusted to the nearest whole cent. A security listed or traded on the Exchange, or other domestic or foreign stock exchanges, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time or the security is traded in the OTC market the most recent bid price is used. When market quotations for options and futures positions held by the Fund are readily available, those positions will be valued based upon such quotations. Market quotations generally will not be available for options traded in the OTC market. Securities and other assets for which market quotations are not readily available, or for which market quotes are not deemed to be reliable, are valued at fair value as determined in good faith by the Board of Trustees. Foreign securities and other assets in foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Fund calculates the daily net asset value of each class. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable.

      The Fund is open for business on days on which the Exchange is open (each a "Business Day"). Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the Fund's close of business on each Business Day. In addition, European or Far Eastern securities trading may not take place on all Business Days. Furthermore, trading takes place in various foreign capital markets on days that are not Business Days and on which the Fund's net asset value is not calculated. Calculation of net asset value of A shares and C shares does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. The Fund calculates net asset value per share and, therefore, effect sales and redemptions, as of the close of regular trading on the Exchange each Business Day. If events materially affecting the value of such securities or other assets occur between the time when their prices are determined (including their value in U.S. dollars by reference to foreign currency exchange rates) and the time when the Fund's net asset value is calculated, such securities and other assets will be valued at fair value by methods as determined in good faith by or under the direction of the Board of Trustees.

      The Board of Trustees may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the Exchange is closed other than for the customary weekend and holiday closings, (2) during which trading on the Exchange is restricted as determined by the SEC, (3) during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practical for the Fund fairly to determine the value of its net assets, or (4) for such other periods as the SEC may by order permit for the protection of the holders of A shares and C shares.

PERFORMANCE INFORMATION
-----------------------

      The performance data for A shares and C shares of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual total return quotes for each class used in the Fund's advertising and promotional materials are calculated according to the following formula:

                        P(1+T)[SUPERSCRIPT]n = ERV

           where: P     =     a hypothetical initial payment of $1,000
                  T     =     average annual total return
                  n     =     number of years
                  ERV   =     ending   redeemable   value  of  a  hypothetical
                              $1,000 payment made at the beginning of the period at the end of that period

      In calculating the ending redeemable value for A shares, the Fund's current maximum sales load of 4.75% is deducted from the initial $1,000 payment and all dividends and other distributions by the Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Based on this formula, the total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.

      In connection with communicating its total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, the Fund may from time to time include in advertising and promotional materials total return figures that are not calculated according to the formula set forth above for each class of shares. For example, in comparing the Fund's aggregate total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., or with such market indices as the Dow Jones Industrial Average, the Standard & Poor's 500 Composite Stock Price Index and the Standard & Poor's Midcap 400 Index, the Fund calculates its cumulative total return for each class for the specified periods of time by assuming an investment of $10,000 in that class of shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Fund does not, for these purposes, deduct from the initial value invested any amount representing front-end sales loads charged on A shares or CDSLs charged on C shares.

      By not annualizing the performance and excluding the effect of the front-end sales load on A shares and the CDSL on C shares, the total return calculated in this manner simply will reflect the increase in net asset value per share over a period of time, adjusted for dividends and other distributions. Calculating total return without taking into account the sales load or CDSL results in a higher rate of return than calculating total return net of the front-end sales load.

INVESTING IN THE FUND
---------------------

      A shares and C shares are sold at their next determined net asset value on each Business Day. The procedures for purchasing shares of the Fund are explained in its Prospectus under "Purchase Procedures."

      SYSTEMATIC INVESTMENT OPTIONS
      -----------------------------

      1. Systematic Investing -- You may authorize Heritage to process a monthly draft from your personal checking account for investment into the Fund.

      2. Payroll Direct Deposit -- If your employer participates in a direct deposit program (also known as ACH Deposits) you may have all or a portion of your payroll directed to the Fund. This will generate a purchase transaction each time you are paid by your employer. Your employer will report to you the amount sent from each paycheck.

      3. Government Direct Deposit -- If you receive a qualifying periodic payment from the U.S. Government or other agency that participates in Direct Deposit, you may have all or a part of each check directed to purchase shares of the Fund. The U.S. Government or agency will report to you all payments made.

      4. Automatic Exchange -- If you own shares of another Heritage mutual fund advised or administered by Heritage ("Heritage Mutual Fund"), you may elect to have a preset amount redeemed from that fund and exchanged into the corresponding class of shares of the Fund. You will receive a statement from the other Heritage Mutual Fund confirming the redemption.

      You may change or terminate any of the above options at any time.

      RETIREMENT PLANS
      ----------------

      HERITAGE IRA. Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish a Heritage IRA. An individual may make limited contributions to a Heritage IRA through the purchase of shares of the Fund and/or other Heritage Mutual Funds. The Internal Revenue Code of 1986, as amended (the "Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to $2,000 per year (or $4,000, if such contributions also are made for a nonworking spouse and a joint return is filed). A Heritage IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans. For more detailed information on the Heritage IRA, please contact Heritage.

      Fund shares may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

      OTHER RETIREMENT PLANS. Multiple participant payroll deduction retirement plans also may purchase A shares of any Heritage Mutual Fund at a reduced sales load on a monthly basis during the 13-month period following such a plan's initial purchase. The sales load applicable to an initial purchase of A shares will be that normally applicable under the schedule of sales loads set forth in the prospectus to an investment 13 times larger than such initial purchase. The sales load applicable to each succeeding monthly purchase of A shares will be that normally applicable, under such schedule, to an investment equal to the sum of (1) the total purchase previously made during the 13-month period and (2) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales loads previously paid during such period will not be adjusted retroactively on the basis of later purchases. Multiple participant payroll deduction retirement plans may purchase C shares at any time.

      ALTERNATIVE PURCHASE PLANS
      --------------------------

      A shares are sold at their next determined net asset value plus a front-end sales load on days the Exchange is open for business. C shares are sold at their next determined net asset value on days the Exchange is open for business, subject to a 1% CDSL if the investor redeems such shares in less than one year of purchase. Heritage, as the Fund's transfer agent, will establish an account with the Fund and will transfer funds to the Custodian. Normally, orders will be accepted upon receipt of funds and will be executed at the net asset value determined as of the close of regular trading on the Exchange on that day plus any applicable sales load. See "Choosing a Class of Shares" in the Prospectus. The Funds reserves the right to reject any order for Fund shares. The Fund's distributor, Raymond James & Associates, Inc. ("RJA" or the "Distributor"), has agreed that it will hold the Fund harmless in the event of loss as a result of cancellation of trades in Fund shares by the Distributor, its affiliates or its customers.

      CLASS A COMBINED PURCHASE PRIVILEGE (RIGHT OF ACCUMULATION)
      -----------------------------------------------------------

      Certain investors may qualify for the Class A sales load reductions indicated in the sales load schedule in the Prospectus by combining purchases of A shares into a single "purchase," if the resulting purchase totals at least $25,000. The term "purchase" refers to a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing A shares for his or their own account; a single purchase by a trustee or other fiduciary purchasing A shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by a "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of A shares or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser. A "purchase" also may include A shares purchased at the same time through a single selected dealer of any other Heritage Mutual Fund that distributes its shares subject to a sales load.

      The applicable A shares initial sales load will be based on the total of:

            (i)    the investor's current purchase;

            (ii) the net asset value (at the close of business on the previous day) of (a) all A shares of the Fund held by the investor and (b) all A shares of any other Heritage Mutual Fund held by the investor and purchased at a time when A shares of such other fund were distributed subject to a sales load (including Heritage Cash Trust shares acquired by exchange); and

            (iii) the net asset  value of all A shares  described  in  paragraph
(ii) owned by another shareholder eligible to combine his purchase with that of the investor into a single "purchase."

      A shares of Heritage Income Trust-Intermediate Government Fund ("Intermediate Government") purchased from February 1, 1992 through July 31, 1992, without payment of a sales load will be deemed to fall under the provisions of paragraph (ii) as if they had been distributed without being subject to a sales load, unless those shares were acquired through an exchange of other shares that were subject to a sales load.

      To qualify for the Combined Purchase Privilege on a purchase through a selected dealer, the investor or selected dealer must provide the Distributor with sufficient information to verify that each purchase qualifies for the privilege or discount.

      CLASS A STATEMENT OF INTENTION
      ------------------------------

      Investors also may obtain the reduced sales loads shown in the Fund's Prospectus by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $25,000 within a period of 13 months in A shares of the Fund or any other Heritage Mutual Fund. Each purchase of A shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement. In addition, if you own Class A shares of any other Heritage Mutual Fund subject to a sales load, you may include those shares in computing the amount necessary to qualify for a sales load reduction.

      The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales load applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed A shares will be redeemed involuntarily to pay the additional sales load, if necessary. When the full amount indicated has been purchased, the escrow will be released. To the extent an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales load, the sales load will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales load will be used to purchase additional A shares of the Fund subject to the rate of sales load applicable to the actual amount of the aggregate purchases. An investor may amend his/her Statement of Intention to increase the indicated dollar amount and begin a new 13-month period. In that case, all investments subsequent to the amendment will be made at the sales load in effect for the higher amount. The escrow procedures discussed above will apply.

REDEEMING SHARES
----------------

      The  methods  of  redemption   are  described  in  the  section  of  the
Prospectus entitled "How to Redeem Shares."

      SYSTEMATIC WITHDRAWAL PLAN
      --------------------------

      Shareholders may elect to make systematic withdrawals from the Fund account of a minimum of $50 on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. The Systematic Withdrawal Plan currently is not available for shares held in an individual retirement account, Section 403(b) annuity plan, defined contribution plan, simplified employee pension plan, or other retirement plans, unless the shareholder establishes to Heritage's satisfaction that withdrawals from such an account may be made without imposition of a penalty. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or Heritage.

      Redemptions will be made at net asset value determined as of the close of regular trading on the Exchange on a day of each month chosen by the shareholders or a day of the last month of each period chosen by the shareholders, whichever is applicable. Systematic withdrawals of C shares, if made in less than one year of the date of purchase, will be charged a CDSL of 1%. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the Exchange on the preceding Business Day, minus any applicable CDSL for C shares. The check for the withdrawal payment usually will be mailed on the next Business Day following redemption. If a shareholder elects to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be reinvested automatically in Fund shares. A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to Heritage or the Distributor. The Fund, and the transfer agent and Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

      Withdrawal payments are treated as a sale of shares rather than as a dividend or a capital gain distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.

      Ordinarily, a shareholder should not purchase additional A shares of the Fund if maintaining a Systematic Withdrawal Plan of A shares because the shareholder may incur tax liabilities in connection with such purchases and withdrawals. The Fund will not knowingly accept purchase orders from shareholders for additional A shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals. In addition, a shareholder who maintains such a Plan may not make periodic investments under the Fund's Automatic Investment Plan.

      TELEPHONE TRANSACTIONS
      ----------------------

      Shareholders may redeem shares by placing a telephone request to the Fund. The Fund, Heritage, Eagle, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. If the Fund, Heritage, Eagle, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

      REDEMPTIONS IN KIND
      -------------------

      The Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of its net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Board of Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Board of Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

      RECEIVING PAYMENT
      -----------------

      If a request for redemption is received by the Fund in good order (as described in the Prospectus) before the close of regular trading on the Exchange, the shares will be redeemed at the net asset value per share determined at such close, minus any applicable CDSL for C shares. Requests for redemption received by the Fund after the close of regular trading on the Exchange will be executed at the net asset value determined as of the close of such trading on the next trading day, minus any applicable CDSL for C shares.

      If shares of the Fund are redeemed by a shareholder through the Distributor or a participating dealer, the redemption is settled with the shareholder as an ordinary transaction. If a request for redemption is received before the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share determined on that day, minus any applicable CDSL for C shares. Requests for redemption received after the close of regular trading on the Exchange will be executed on the next trading day. Payment for shares redeemed normally will be made by the Fund to the Distributor or a participating dealer by the third business day after the day the redemption request was made, provided that certificates for shares have been delivered in proper form for transfer to the Fund, or if no certificates have been issued, a written request signed by the shareholder has been provided to the Distributor or a participating dealer prior to settlement date.

      Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of Fund shares can be directed to registered representatives of the Distributor or a participating dealer, or to Heritage.

EXCHANGE PRIVILEGE
------------------

      Shareholders who have held Fund shares for at least 30 days may exchange some or all of their A shares or C shares for corresponding classes of shares of any other Heritage Mutual Fund. All exchanges will be based on the respective net asset values of the Heritage Mutual Funds involved. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Heritage Mutual Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents as described in such fund's prospectus, or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below.

      A shares of Intermediate Government purchased from February 1, 1992 through July 31, 1992, without payment of an initial sales load may be exchanged into A shares of the Fund without payment of any sales load. A shares of Intermediate Government purchased after July 31, 1992 without an initial sales load will be subject to a sales load when exchanged into A shares of the Fund, unless those shares were acquired through an exchange of other A shares that were subject to an initial sales load.

      Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange. For a discussion of limitation of liability of certain entities, see "Telephone Transactions" above.

      Telephone exchanges can be effected by calling Heritage at (800) 421-4184 or by calling a registered representative of the Distributor, a participating dealer or participating bank ("Representative"). In the event that a shareholder or his Representative is unable to reach Heritage by telephone, a telephone exchange can be effected by sending a telegram to Heritage Asset Management, Inc. Telephone or telegram requests for an exchange received by the Fund before the close of regular trading on the Exchange will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the Exchange's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

TAXES
-----

      GENERAL. The Fund is treated as a separate corporation for Federal income tax purposes. In order to qualify for the favorable tax treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or futures (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

      The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      A redemption of Fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales load paid on A shares). An exchange of Fund shares for shares of another Heritage Mutual Fund (including the other Fund) generally will have similar tax consequences. However, special rules apply when a shareholder disposes of A shares of the Fund through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires A shares of the Fund or acquires A shares of another Heritage Mutual Fund without paying a sales load due to the 90-day reinstatement or exchange privilege. In these cases, any gain on the disposition of the original A shares will be increased, or loss decreased, by the amount of the sales load paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of the Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

      If shares of the Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

      INCOME FROM FOREIGN SECURITIES. Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

      If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF") then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      Pursuant to proposed regulations, open-end RICs, such as the Funds would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

      Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the securities, and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues dividends, interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

      Investors are advised to consult their own tax advisers regarding the status of an investment in the Fund under state and local tax laws.

FUND INFORMATION
----------------

      MANAGEMENT OF THE FUND
      ----------------------

      TRUSTEES AND OFFICERS. Trustees and officers are listed below with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. ("RJF"), RJA, Heritage and Eagle.


                             Position with         Principal Occupation
Name                          the Trust           During Past Five Years
----                         -------------        ----------------------

Thomas A. James*              Trustee        Chairman  of the Board since 1986 and Chief
880 Carillon Parkway                         Executive   Officer   since  1969  of  RJF;
St. Petersburg, FL                           Chairman  of the Board of RJA  since  1986;
33716                                        Chairman  of the Board of Eagle  since 1984
                                             and Chief Executive  Officer of Eagle, 1994
                                             to 1996.


                                      -17-



                             Position with         Principal Occupation
Name                          the Trust           During Past Five Years
----                         -------------        ----------------------


Richard K. Riess*             Trustee        Chief  Executive  Officer  of  Eagle  since
880 Carillon Parkway                         1996,  President,  1995 to  present,  Chief
St. Petersburg, FL  33716                    Operating Officer,  1988 to 1996, Executive
                                             Vice President, 1988 to 1993.

Donald W. Burton              Trustee        President   of   South   Atlantic   Capital
614 W. Bay Street                            Corporation (venture capital) since 1981.
Suite 200
Tampa, FL  33606

C. Andrew Graham              Trustee        Vice  President of  Financial  Designs Ltd.
Financial Designs, Ltd.                      since 1992;  Executive  Vice  President  of
1775 Sherman Street                          the  Madison  Group,  Inc.,  1991 to  1992;
Suite 1900                                   Principal   of   First   Denver   Financial
Denver, CO  80203                            Corporation   (investment   banking)  since
                                             1987.

David M. Phillips             Trustee        Chairman  and Chief  Executive  Officer  of
World Trade Center Chicago                   CCC Information  Services,  Inc. since 1994
444 Merchandise Mart                         and of  InfoVest  Corporation  (information
Chicago, IL  60654                           services   to  the   insurance   and   auto
                                             industries and consumer  households)  since
                                             1982.

Eric Stattin                  Trustee        Litigation  Consultant/Expert  Witness  and
1975 Evening Star Drive                      private investor since 1988.
Park City, UT  84060

James L. Pappas               Trustee        Lykes  Professor  of  Banking  and  Finance
University of South Florida                  since 1986 at University of South  Florida;
College of Business                          Dean of College of Business  Administration
  Administration                             1987 to 1996.
Tampa, FL  33620

Stephen G. Hill              President       Chief  Executive  Officer and  President of
880 Carillon Parkway                         Heritage  since  1989  and  Director  since
St. Petersburg, FL  33716                    1994; Director of Eagle since 1995.

Donald H. Glassman           Treasurer       Treasurer    of   Heritage    since   1989;
880 Carillon Parkway                         Treasurer  of Heritage  Mutual  Funds since
St. Petersburg, FL  33716                    1989.

Clifford J. Alexander        Secretary       Partner,  Kirkpatrick  & Lockhart  LLP (law
1800 Massachusetts Ave., NW                  firm).
Washington, DC  20036



                                      -18-


                             Position with         Principal Occupation
Name                          the Trust           During Past Five Years
----                         -------------        ----------------------


Patricia Schneider           Assistant       Compliance Administrator of Heritage.
880 Carillon Parkway         Secretary
St. Petersburg, FL  33716

Robert J. Zutz               Assistant       Partner,  Kirkpatrick  & Lockhart  LLP (law
1800 Massachusetts Ave. NW   Secretary       firm).
Washington, DC  20036



      * These Trustees are "interested persons" as defined in section 2(a)(19) of the 1940 Act.

      The Trustees and officers of the Trust, as a group, own less than 1% of the Fund's shares outstanding. The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

      The Trust currently pays Trustees who are not "interested persons" of the Trust $2,908 annually and $728 per meeting of the Board of Trustees. Trustees also are reimbursed for any expenses incurred in attending meetings. Because Heritage performs substantially all of the services necessary for the operation of the Fund, the Fund requires no employees. No officer, director or employee of Heritage receives any compensation from the Fund for acting as a director or officer. The following table shows the compensation earned by each Trustee for the fiscal year ended October 31, 1996.



                              COMPENSATION TABLE

                                    Pension or                             Total
                                    Retirement                         Compensation
                   Aggregate     Benefits Accrued    Estimated        From the Trust
                  Compensation       as Part         Estimated       and the Heritage
Name of Person,     From the         of the        Annual Benefits    Family of Funds
  Position           Trust      Trust's Expenses   Upon Retirement   Paid to Trustees
---------------   ------------  ----------------   ---------------   ----------------

Donald W. Burton,    $5,820            $0                $0             $17,000
Trustee

C. Andrew Graham,    $5,820            $0                $0             $17,000
Trustee

David M. Phillips,   $5,092            $0                $0             $15,000
Trustee

Eric Stattin,        $5,820            $0                $0             $17,000
Trustee



                                      -19-




                                    Pension or                             Total
                                    Retirement                         Compensation
                   Aggregate     Benefits Accrued    Estimated        From the Trust
                  Compensation       as Part         Estimated       and the Heritage
Name of Person,     From the         of the        Annual Benefits    Family of Funds
  Position           Trust      Trust's Expenses   Upon Retirement   Paid to Trustees
---------------   ------------  ----------------   ---------------   ----------------

James L. Pappas,     $5,820            $0                $0             $17,000
Trustee

Richard K. Riess,      $0              $0                $0               $0
Trustee

Thomas A. James,       $0              $0                $0               $0
Trustee



      FIVE PERCENT SHAREHOLDERS
      -------------------------

      As of __________________, 1997, Heritage is the sole shareholder of record of the Fund.

      INVESTMENT ADVISER AND ADMINISTRATOR; SUBADVISER
      ------------------------------------------------

      The investment adviser and administrator for the Fund is Heritage Asset Management, Inc. Heritage was organized as a Florida corporation in 1985. All the capital stock of Heritage is owned by RJF, which is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

      Heritage is responsible for overseeing the Fund's investment and noninvestment affairs, subject to the control and direction of the Board. The Trust, on behalf of the Fund, entered into an Investment Advisory and Administration Agreement with Heritage dated March 29, 1993 and supplemented on _________, 1997, to include the Fund ("Advisory Agreement"). The Advisory Agreement requires that Heritage review and establish investment policies for the Fund and administer the Fund's noninvestment affairs.

      Under a Subadvisory Agreement, Eagle provides investment advice and portfolio management services, subject to direction by Heritage and the Board of Trustees, to the Fund for a fee payable by Heritage ("Subadvisory Agreement"). Eagle was organized as a Florida corporation in 1976 and also is a wholly owned subsidiary of RJF.

      Heritage also is obligated to furnish the Fund with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of the Fund. Heritage and its affiliates also pay all the compensation of Trustees of the Trust who are employees of Heritage and its affiliates. The Fund pays all its other expenses that are not assumed by Heritage. The Fund also is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

      The Advisory Agreement and the Subadvisory Agreement each were approved by the Board of Trustees (including all of the Trustees who are not "interested persons" of Heritage or Eagle, as defined under the 1940 Act) and by the shareholders of the Trust in compliance with the 1940 Act. Each Agreement will continue in force for a period of two years unless its continuance is approved at least annually thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Heritage, Eagle or the Trust, and by (2) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory and Subadvisory Agreements each automatically terminates on assignment, and each is terminable on not more than 60 days' written notice by the Trust to either party. In addition, the Advisory Agreement may be terminated on not less than 60 days' written notice by Heritage to the Fund and the Subadvisory Agreement may be terminated on not less than 60 days' written notice by Heritage or 90 days' written notice by Eagle. Under the terms of the Advisory Agreement, Heritage automatically become responsible for the obligations of Eagle upon termination of the Subadvisory Agreement. In the event Heritage ceases to be the investment adviser the Fund or the Distributor ceases to be principal distributor of shares of the Fund, the right of the Fund to use the identifying name of "Heritage" may be withdrawn.

      Heritage and Eagle shall not be liable to the Fund or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with the Fund or for any losses that may be sustained in the purchase, holding or sale of any security.

      All of the officers of the Fund except for Messrs. Alexander and Zutz are officers or directors of Heritage or its affiliates. These relationships are described under "Management of the Fund."

      ADVISORY AND ADMINISTRATION FEE. The annual investment advisory fee paid monthly by the Fund to Heritage is based on the Fund's average daily net assets as listed in its Prospectus.

      For the Fund, Heritage has voluntarily agreed to waive its management fees to the extent that annual operating expenses attributable to A shares exceed 1.60% of the average daily net assets or to the extent that annual operating expenses attributable to C shares exceed 2.35% of average daily net assets attributable to that class during this fiscal year.

      Heritage has entered into an agreement with Eagle to provide investment advice and portfolio management services to the Fund for a fee paid by Heritage to Eagle equal to 50% of the fees payable to the Manager by the Fund, without regard to any reduction in fees actually paid to Heritage as a result of voluntary fee waivers by Heritage.

      CLASS-SPECIFIC EXPENSES. The Fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the Fund's shares to which those expenses are attributable.

      BROKERAGE PRACTICES
      -------------------

      While the Fund generally purchases securities for long-term capital gains, it may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. Thus, the turnover rate may vary greatly from year to year or during periods within a year. The Fund's portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. The Fund's portfolio turnover rate is expected to be 100%.

      Eagle is responsible for the execution of the Fund's portfolio transactions and must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that the Fund necessarily will be paying the lowest commission or spread available. Rather, the Fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities, and any risk assumed by the executing broker.

      It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with the policy of most favorable price and execution, Eagle may give consideration to research, statistical and other services furnished by brokers or dealers. In addition, Eagle may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that Eagle determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to Eagle in connection with services to clients other than the Fund.

      The Fund generally uses the Distributor, its affiliates or certain affiliates of Heritage as a broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to the Distributor, its affiliates or certain affiliates of Heritage will not exceed "usual and customary brokerage commissions." Rule l7e-1 under the 1940 Act defines "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

      Eagle also may select other brokers to execute portfolio transactions. In the OTC market, the Fund generally deals with primary market makers unless a more favorable execution can otherwise be obtained.

      The Fund may not buy securities from, or sell securities to, the Distributor as principal. However, the Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which the Distributor is a participant. The Board of Trustees will consider the possibilities of seeking to recapture for the benefit of expenses to the Fund of certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including the Distributor, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the National Association of Securities Dealers, Inc.
and other self-regulatory organizations.

      Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, the Fund consented to the Distributor executing transactions on an exchange on its behalf.

      DISTRIBUTION PLANS
      -------------------

      The Distributor and Representatives with whom the Distributor has entered into dealer agreements offer shares of the Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. In this connection, the Distributor makes distribution and servicing payments to participating dealers in connection with the sale of shares of the Fund. Pursuant to the Distribution Agreement with the Trust on behalf of the Fund with respect to A shares and C shares, the Distributor bears the cost of making information about the Fund available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The Distributor also pays service fees to dealers for providing personal services to Class A and C shareholders and for maintaining shareholder accounts. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and typesetting of its prospectuses and printing and distributing prospectuses to existing shareholders.

      The Fund has adopted a Class A Distribution Plan (the "Class A Plan") which, among other things, permits it to pay the Distributor the monthly distribution and service fee out of its net assets to finance activity that is intended to result in the sale and retention of A shares. The Class A Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees"), after determining that there is a reasonable likelihood that the Fund and its Class A shareholders will benefit from the Class A Plan.

      The Fund also has adopted a Class C Distribution Plan (the "Class C Plan") which, among other things, permits it to pay the Distributor the monthly distribution and service fee out of its net assets to finance activity that is intended to result in the sale and retention of C shares. The Distributor, on C shares, may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker-dealer at the time of purchase. The Class C Plan was approved by the Board of Trustees, including a majority of the Independent Trustees, after determining that there is a reasonable likelihood that the Fund and its Class C shareholders will benefit from the Class C Plan.

      The Class A Plan and the Class C Plan each may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of a class of the Fund. The Board of Trustees reviews quarterly a written report of Plan costs and the purposes for which such costs have been incurred. A Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose. Any change in a Plan that would increase materially the distribution cost to a class requires shareholder approval of that class.

      As compensation for the services provided and expenses borne by the Distributor pursuant to the Distribution Agreement with respect to A shares, the Fund pays the Distributor the sales load described in its Prospectus and may pay a 12b-1 fee in an amount up to .35% of the Fund's average daily net assets in accordance with the Class A Plan described below. The distribution fee is accrued daily and paid monthly, and currently is equal on an annual basis to
 .25% of average daily net assets for the Fund. The Distributor may use this fee as a service fee to compensate participating dealers for services performed incidental to the maintenance of shareholder accounts.

      As compensation for the services provided and expenses borne by the Distributor pursuant to the Distribution Agreement with respect to C shares, the Fund pays the Distributor a distribution fee in accordance with the Class C Plan described below. The distribution fee is accrued daily and paid monthly, and currently is equal on an annual basis to .75% of average daily net assets. The service fee is accrued daily and paid monthly, and currently is equal on an annual basis to .25% of average daily net assets.

      The Distribution Agreement may be terminated at any time on 60 days' written notice without payment of any penalty by either party. The Fund may effect such termination by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees. For so long as either the Class A Plan or the Class C Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

      The Distribution Agreement and each of the above-referenced Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

ADMINISTRATION OF THE FUND
--------------------------

      ADMINISTRATIVE, FUND ACCOUNTING AND TRANSFER AGENT SERVICES. Heritage, subject to the control of the Board of Trustees, will manage, supervise and conduct the administrative and business affairs of the Fund; furnish office space and equipment; oversee the activities of the subadvisers and the Custodian; and pay all salaries, fees and expenses of officers and Trustees of the Fund who are affiliated with Heritage. In addition, Heritage provides certain shareholder servicing activities for customers of the Fund.

      Heritage also is the transfer and dividend disbursing agent and fund accountant for the Fund. The Fund pays Heritage its cost plus 10% for its services as fund accountant and transfer and dividend disbursing agent.

      CUSTODIAN. State Street Bank and Trust Company, P.0. Box 1912, Boston, Massachusetts 02105, serves as custodian of the Fund's assets. The Custodian also provides portfolio accounting and certain other services for the Fund.

      LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, 2nd Floor, Washington, D.C. 20036, serves as counsel to the Fund.

      INDEPENDENT ACCOUNTANTS. Price Waterhouse LLP, 400 North Ashley Street, Suite 2800, Tampa, Florida 33602, are the independent public accountants for the Fund.

POTENTIAL LIABILITY
-------------------

      Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument the Fund or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Fund's obligations, that Fund is required to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                   APPENDIX

COMMERCIAL PAPER RATINGS

The rating services' descriptions of commercial paper ratings in which the Fund may invest are:

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER DEBT RATINGS
----------------------------------------------------------------------------

PRIME-1. Issuers (or supporting institutions) rated PRIME-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2. Issuers (or supporting institutions) rated PRIME-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS
---------------------------------------------------------

A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess extremely strong characteristics are denoted with a plus sign (+) designation.

A-2.   Capacity  for  timely   payment  of  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".



CORPORATE DEBT RATINGS

The rating services' descriptions of corporate debt ratings in which the Fund may invest are:

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. CORPORATE DEBT RATINGS
---------------------------------------------------------------------

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS
-------------------------------------------------------

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, C - Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C - The rating "C" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating "CI" is reserved for income bonds on which no interest is being paid.

D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

NR - Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                             HERITAGE SERIES TRUST:
                               MID CAP GROWTH FUND

                            PART C. OTHER INFORMATION
                            -------------------------


Item 24.    Financial Statements and Exhibits

            (a)   Financial   Statements   included   as  a   part   of   this
                  Registration Statement:

                  Part A:  None
                  Part B:  None

            (b)   Exhibits:

                  (1)   Declaration of Trust*

                  (2)   Bylaws*

                  (3)   Voting trust agreement - none

                  (4)   (a)(i)      Specimen  security  Small Cap  Stock  Fund
                                    Class A**

                        (a)(ii)     Specimen  security  Small Cap  Stock  Fund
                                    Class C**

                       (b)(i)       Specimen  security Value Equity Fund Class
                                    A**

                        (b)(ii)     Specimen  security Value Equity Fund Class
                                    C**

                        (c)(i)      Specimen   security  Eagle   International
                                    Equity Portfolio Eagle Class**

                        (c)(ii)     Specimen   security  Eagle   International
                                    Equity Portfolio Class A**

                        (c)(iii)    Specimen   security  Eagle   International
                                    Equity Portfolio Class C**

                        (d)(i)      Specimen   security   Growth  Equity  Fund
                                    Class A**

                        (d)(ii)     Specimen   security   Growth  Equity  Fund
                                    Class C**

                        (e)(i)      Specimen  security  Mid  Cap  Growth  Fund
                                    Class A**

                        (e)(ii)     Specimen  security  Mid  Cap  Growth  Fund
                                    Class C**

                  (5)   (a)(i)      Investment   Advisory  and  Administration
                                    Agreement*

                        (a)(ii)     Amended   Schedule  A   relating   to  the
                                    addition of the Value Equity Fund*

                        (a)(iii)    Amended   Schedule  A   relating   to  the
                                    addition of the Growth Equity Fund*

                        (a)(iv)     Amended   Schedule  A   relating   to  the
                                    addition of the Mid Cap Growth Fund**

                        (b) Investment Advisory and Administration Agreement between Eagle Asset Management, Inc. and Eagle International Equity Portfolio*

                        (c)(i) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc. relating to Small Cap Stock Fund*

                        (c)(ii) Subadvisory Agreement between Heritage Asset Management, Inc. and Awad & Associates, a division of Raymond James and Associates, Inc. relating to Small Cap Stock Fund*

                        (d)(i) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc. relating to Value Equity Fund*

                        (d)(ii) Amended Schedule A relating to the addition of the Small Cap Stock Fund*

                        (d)(iii) Amended Schedule A relating to the addition of the Growth Equity Fund*

                        (d)(iv) Amended Schedule A relating to the addition of the Mid Cap Growth Fund**

                        (e)         Subadvisory  Agreement  between  Eagle Asset
                                    Management,  Inc.  and  Martin  Currie  Inc.
                                    relating  to  Eagle   International   Equity
                                    Portfolio*

                        (f) Form of Subadvisory Agreement between Heritage Asset Management, Inc. and Dreman Value Advisors, Inc. relating to Value Equity Fund****

                  (6)   Distribution Agreement*

                  (7)   Bonus, profit sharing or pension plans - none

                  (8)   Form of Custodian Agreement*

                  (9)   (a)         Form  of   Transfer   Agency   and   Service
                                    Agreement*

                        (b)(i) Form of Fund Accounting and Pricing Service Agreement*

                        (b)(ii) Amended Schedule A relating to the addition of the Mid Cap Growth Fund**

                  (10)  Opinion and consent of counsel***

                  (11)  Accountants' consent - not applicable

                  (12)  Financial statements omitted from prospectus - none

                  (13)  Letter of investment intent*

                  (14)  Prototype retirement plan****

                  (15)  (a)(i)      Class A Plan pursuant to Rule 12b-1*

                        (a)(ii) Amended Schedule A relating to the addition of the Value Equity Fund*

                        (a)(iii) Amended Schedule A relating to the addition of the Growth Equity Fund*

                        (a)(iv) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

                        (a)(v) Amended Schedule A relating to the addition of the Mid Cap Growth Fund**

                        (b)(i)      Class C Plan pursuant to Rule 12b-1*

                        (b)(ii) Amended Schedule A relating to the addition of the Growth Equity Fund*

                        (b)(iii) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

                        (b)(iv) Amended Schedule A relating to the addition of the Mid Cap Growth Fund**

                        (c)         Eagle Class Plan pursuant to Rule 12b-1*

                  (16)  Performance Computation Schedule:

                        (a)         Small Cap Stock Fund*

                        (b)         Value Equity Fund**

                        (c)         Eagle International Equity Portfolio**

                        (d)         Growth Equity Fund**

                  (17) Financial Data Schedule for Electronic Filers - not applicable

                  (18)  (a)         Plan pursuant to Rule 18f-3*

                        (b)         Amended Plan pursuant to Rule 18f-3****

                        (c) Amended Schedule A relating to the addition of the Mid Cap Growth Fund**

---------------------------

   * Incorporated by reference from the Post-Effective Amendment No. 10 to the Registration Statement of the Trust, SEC File No. 33-57986, filed previously via EDGAR on December 1, 1995.

   **    To be filed by subsequent amendment.

   *** Incorporated by reference from the Trust's Rule 24f-2 Notice, filed previously on December 16, 1996.

   **** Incorporate by reference from the Trust's Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A, File No. 33-57986, filed previously via EDGAR on February 28, 1997.

Item 25.    Persons Controlled by or under
            Common Control with Registrant
            ------------------------------

            None.

Item 26.    Number of Holders of Securities
            -------------------------------

                  Number of Record Holders
Title of Class                                  June 30, 1997
--------------                                  -------------

Shares of beneficial interest

      Small Cap Stock Fund
            Class A Shares                         11,461
            Class C Shares                          4,925

      Mid Cap Growth Fund
            Class A Shares                              0
            Class C Shares                              0

      Value Equity Fund
            Class A Shares                          1,593
            Class C Shares                          1,444

      Growth Equity Fund
            Class A Shares                          1,578
            Class C Shares                          1,023

      Eagle International
        Equity Portfolio
            Class A Shares                            608
            Class C Shares                            356
            Eagle Class Shares                        373



Item 27.    Indemnification

     Article XI, Section 2 of Heritage Series Trust's Declaration of Trust provides that:

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)    No  indemnification  shall  be  provided  hereunder  to a  Covered
Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii)  in  the  event  of a  settlement,  unless  there  has  been  a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

            (i) such Covered Person shall have provided appropriate security for such undertaking;

            (ii) the Trust is insured against losses arising out of any such advance payments; or

            (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

     According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

     Paragraph 8 of the Investment Advisory and Administration Agreement ("Advisory Agreement") between the Trust and Eagle Asset Management, Inc. ("Eagle"), provides that Eagle shall not be liable for any error of judgment or mistake of law for any loss suffered by the Trust or any Portfolio in connection with the matters to which the Advisory Agreement relate except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Eagle, who may be or become an officer, trustee, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Eagle even though paid by it.

     Paragraph 9 of the Subadvisory Agreement ("Subadvisory Agreement") between Eagle and Martin Currie Inc. ("Subadviser") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Subadviser, or reckless disregard of its obligations and duties under the Subadvisory Agreement, the Subadviser shall not be subject to any liability to Eagle, the Trust, or their directors, trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

     Paragraph 7 of the Distribution Agreement between the Trust and Raymond James & Associates, Inc. ("Raymond James") provides that, the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of
Section 15 of the Securities Act of 1933, as amended (the "1933 Act") from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholders to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement.

     Paragraph 13 of the Heritage Funds Accounting and Pricing Services Agreement ("Accounting Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage") provides that the Trust agrees to indemnify and hold harmless Heritage and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that Heritage takes or does or omits to take to do (i) at the request or on the direction of or in reasonable reliance on the written advice of the Trust or (ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither Heritage nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of Heritage's own willful misfeasance, willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.


Item 28.    I. Business and Other Connections
               of Investment Adviser
               ------------------------------

     Eagle Asset Management, Inc., a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Eagle is primarily engaged in the investment advisory business. Eagle provides investment advisory services to the Eagle International Equity Portfolio. Information as to the officers and directors of Eagle is included in its current Form ADV filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein.

     Heritage Asset Management, Inc. is a Florida corporation that offers investment management services. Heritage provides investment advisory services to the Small Cap Stock, Value Equity, and Growth Equity Funds of the Trust and will provide investment advisory services to the Mid Cap Growth Fund. Information as to the directors and officers of Heritage is included in its current Form ADV filed with the SEC (registration number 801-25067) and is incorporated by reference herein.

                II. Business and Other Connections of Subadviser
                    --------------------------------------------

      Martin Currie Inc., a New York corporation, is a wholly owned subsidiary of Martin Currie Limited. Martin Currie Inc. is primarily engaged in the investment advisory business. Martin Currie Inc. provides subadvisory services to the Eagle International Equity Portfolio of the Trust. Information as to the officers and directors of Martin Currie Inc. is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

     Raymond James is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. It is primarily in the financial services business. Awad & Associates is a division of RJA. Information as to the officers and directors of RJA and Awad is included in RJA's current Form ADV filed with the SEC (registration number 801-10418) and is incorporated by reference herein.

     Eagle Asset Management, Inc., a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Eagle is primarily engaged in the investment advisory business. Information as to the officers and directors of Eagle is included in the current Form ADV filed with the SEC and is incorporated by reference herein.

     Dreman Value Advisors, Inc., a New Jersey corporation, is a wholly-owned subsidiary of Zurich Kemper Investments, Inc. Dreman Value Advisors, Inc. is primarily engaged in the investment advisory business. Dreman Value Advisors, Inc. provides subadvisory services to the Value Equity Fund. Information as to the officers and directors of Dreman Value Advisors, Inc. is included in its current Form ADV filed with the Securities and Exchange Commission and is incorporated by reference herein.

Item 29.    Principal Underwriter
            ---------------------

     (a) Raymond James & Associates, Inc. is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust.

     (b) The directors and officers of the Registrant's principal underwriter are:

                           Positions & Offices                   Position
Name                        with Underwriter                     with Registrant
----                       -------------------                   ---------------

Thomas A. James            Chief Executive Officer, Director     Trustee

Robert F. Shuck            Executive V.P., Director              None

Thomas S. Franke           President, Chief Operating            None
                           Officer, Director

Lynn Pippenger             Secretary/Treasurer, Chief            None
                           Financial Officer, Director

Dennis Zank                Executive VP of Operations            None
                           and Administration, Director

Item 30.    Location of Accounts and Records
            --------------------------------

     For the Small Cap Stock Fund, the Mid Cap Growth Fund, the Value Equity Fund and the Growth Equity Fund, the books and other documents required by Rule 31a-1 under the Investment Company Act of 1940, as amended ("1940 Act"), are maintained by Heritage Asset Management, Inc. For the Eagle International Equity Portfolio, the books and other documents required by Rule 31a-1 under the 1940 Act are maintained by the Portfolio's custodian, State Street Bank & Trust Company. Prior to March 1, 1994 the Trust's Custodian maintained the required records for the Small Cap Stock Fund, except that Heritage maintained some or all of the records required by Rule 31a-1(b)(l), (2) and (8); and the Subadviser will maintain some or all of the records required by Rule 31a-1(b) (2), (5),
(6), (9), (10) and (11).

Item 31.    Management Services
            -------------------

            Not applicable.

Item 32.    Undertakings
            ------------

     Registrant hereby undertakes to file a Post-Effective Amendment to the Registration Statement, containing financial statements for the Mid Cap Growth Fund that need not be certified, within four to six months from the effective date of this Registration Statement, or from the date of its commencement of operations.

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to Shareholders, upon request and without charge.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on July 14, 1997.

                                    HERITAGE SERIES TRUST

                                    By:  /s/ Stephen G. Hill
                                        --------------------------------
                                          Stephen G. Hill
                                          President

Attest:


/s/ Donald H. Glassman
----------------------------------
Donald H. Glassman, Treasurer


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                      Date
---------                            -----                      ----


/s/  Stephen G. Hill                President               July 14, 1997
------------------------------
Stephen G. Hill

/s/ Thomas A. James*                Trustee                 July 14, 1997
------------------------------
Thomas A. James

/s/ Richard K. Riess*               Trustee                 July 14, 1997
------------------------------
Richard K. Riess

/s/ C. Andrew Graham*               Trustee                 July 14, 1997
------------------------
C. Andrew Graham

/s/ David M. Phillips*              Trustee                 July 14, 1997
------------------------------
David M. Phillips

/s/ James L. Pappas*                Trustee                 July 14, 1997
------------------------------
James L. Pappas

/s/ Donald W. Burton*               Trustee                 July 14, 1997
------------------------
Donald W. Burton

/s/ Eric Stattin*                   Trustee                 July 14, 1997
------------------------------
Eric Stattin


/s/ Donald H. Glassman
------------------------------     Treasurer                July 14, 1997
Donald H. Glassman


*By:/s/ Donald H. Glassman
------------------------------
   Donald H. Glassman,
      Attorney-In-Fact

                              INDEX TO EXHIBITS


Exhibit
Number            Description                                             Page
-------           -----------                                             ----

   (1)            Declaration of Trust*

   (2)            Bylaws*

   (3)            Voting trust agreement - none

   (4) (a)(i)     Specimen security Small Cap Stock Fund Class A**

      (a)(ii)     Specimen security Small Cap Stock Fund Class C**

      (b)(i)      Specimen security Value Equity Fund Class A**

      (b)(ii)     Specimen security Value Equity Fund Class C**

      (c)(i)      Specimen security Eagle  International  Equity Portfolio
                  Eagle Class**

      (c)(ii)     Specimen security Eagle  International  Equity Portfolio
                  Class A**

      (c)(iii)    Specimen security Eagle  International  Equity Portfolio
                  Class C**

      (d)(i)      Specimen security Growth Equity Fund Class A**

      (d)(ii)     Specimen security Growth Equity Fund Class C**

      (e)(i)      Specimen security Mid Cap Growth Fund Class A**

      (e)(ii)     Specimen security Mid Cap Growth Fund Class C**

   (5) (a)(i)     Investment Advisory and Administration Agreement*

      (a)(ii) Amended Schedule A relating to the addition of the Value Equity Fund*

      (a)(iii) Amended Schedule A relating to the addition of the Growth Equity Fund*

      (a)(iv) Amended Schedule A relating to the addition of the Mid Cap Growth Fund**

      (b) Investment Advisory and Administration Agreement between Eagle Asset Management, Inc. and Eagle International Equity Portfolio*

      (c)(i) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc. relating to Small Cap Stock Fund*

      (c)(ii) Subadvisory Agreement between Heritage Asset Management, Inc. and Awad & Associates, a division of Raymond James and Associates, Inc. relating to Small Cap Stock Fund*

      (d)(i) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc. relating to Value Equity Fund*

      (d)(ii) Amended Schedule A relating to the addition of the Small Cap Stock Fund*

      (d)(iii) Amended Schedule A relating to the addition of the Growth Equity Fund*

      (d)(iv) Amended Schedule A relating to the addition of the Mid Cap Growth Fund**

      (e)         Subadvisory  Agreement  between Eagle Asset  Management,
                  Inc.   and  Martin   Currie   Inc.   relating  to  Eagle
                  International Equity Portfolio*

      (f)         Form of  Subadvisory  Agreement  between  Heritage Asset
                  Management,   Inc.  and  Dreman  Value  Advisors,   Inc.
                  relating to Value Equity Fund****

   (6)            Distribution Agreement*

   (7)            Bonus, profit sharing or pension plans - none

   (8)            Form of Custodian Agreement*

   (9) (a)        Form of Transfer Agency and Service Agreement*

       (b)(i)     Form of Fund Accounting and Pricing Service Agreement*

       (b)(ii) Amended Schedule A relating to the addition of the Mid Cap Growth Fund**

   (10)           Opinion and consent of counsel***

   (11)           Accountants' consent - not applicable

   (12)           Financial statements omitted from prospectus - none

   (13)           Letter of investment intent*

   (14)           Prototype retirement plan****

   (15)(a)(i)     Class A Plan pursuant to Rule 12b-1*

       (a)(ii) Amended Schedule A relating to the addition of the Value Equity Fund*

       (a)(iii) Amended Schedule A relating to the addition of the Growth Equity Fund*

       (a)(iv) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

       (a)(v) Amended Schedule A relating to the addition of the Mid Cap Growth Fund**

       (b)(i)     Class C Plan pursuant to Rule 12b-1*

       (b)(ii) Amended Schedule A relating to the addition of the Growth Equity Fund*

       (b)(iii) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

       (b)(iv) Amended Schedule A relating to the addition of the Mid Cap Growth Fund**

       (c)        Eagle Class Plan pursuant to Rule 12b-1*

   (16)           Performance Computation Schedule:

       (a)        Small Cap Stock Fund*

       (b)        Value Equity Fund**

       (c)        Eagle International Equity Portfolio**

       (d)        Growth Equity Fund**

   (17)           Financial  Data  Schedule  for   Electronic   Filers  -  not
                  applicable

   (18)(a)        Plan pursuant to Rule 18f-3*

       (b)        Amended Plan pursuant to Rule 18f-3****

       (c) Amended Schedule A relating to the addition of the Mid Cap Growth Fund**

---------------------------

    * Incorporated by reference from the Post-Effective Amendment No. 10 to the Registration Statement of the Trust, SEC File No. 33-57986, filed previously via EDGAR on December 1, 1995.

    **    To be filed by subsequent amendment.

    *** Incorporated by reference from the Trust's Rule 24f-2 Notice, filed previously on December 16, 1996.

    **** Incorporate by reference from the Trust's Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A, File No. 33-57986, filed previously via EDGAR on February 28, 1997.